AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 22,
1997

                                              Registration No.
811-1737


SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549


FORM N-1
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [  ]
Pre-Effective Amendment No.
Post-Effective Amendment No.

and/or

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF
1940 [X]
Amendment No.   22

(Check appropriate box or boxes.)



GREAT-WEST VARIABLE ANNUITY ACCOUNT A
(Exact name of registrant)

8515 E. Orchard Road
Englewood, Colorado  80111
(303) 689-3000

(Address and telephone number of registrant's principal executive office)

RUTH B. LURIE
Vice-President and Counsel
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Englewood, Colorado  80111
(Name and address of agent for service)

Copy to:

PAUL J. MASON
Sutherland, Asbill & Brennan, L.L.P.
1275 Pennsylvania Ave., NW
Washington, DC  20004-2404

     It is proposed that this filing will become effective (check appropriate box)

     ( ) immediately upon filing pursuant to paragraph (b) of Rule
485
     (X) on May 1, 1997 pursuant to paragraph (b) of Rule 485
     ( ) 60 days after filing pursuant to paragraph (a) of Rule 485
     ( ) on ___________ pursuant to paragraph (a) of Rule 485

GREAT-WEST VARIABLE ANNUITY ACCOUNT
CROSS-REFERENCE SHEET

Showing Location in Prospectus of Information Required by Form N-1

   Form N-1 Item                        Caption in Prospectus

1.  Cover Page Cover Page

2.  Synopsis   Summary of Prospectus

3.  Condensed Financials Not Applicable

4.  General Information and History     Description of GWL&A and
Variable Annuity Account A

5.  Investment Objectives and Description of GWL&A and
     Policies  Variable Annuity Account A

6.  Tax Status Federal Tax Status, Taxation of GWL&A and Section
403(b) Tax Sheltered Annuities

7.  Brokerage Allocation Allocation of Portfolio Brokerage

8.  Pending Legal Proceedings Legal Proceedings

9.  Control Persons and Principal  Management
     Holders of Securities

10. Directors, Officers, and Advisory   Management
      Board Members

11. Compensation of Directors and  Management
      Others

12. Custodian, Transfer Agent and  Trustee for Assets of Variable
      Dividend-Paying Agent   Annuity Account A

13. Investment Advisory and Other  The Variable Annuity Contract-
      Services Charges and Experience Rating, Description of GWL&A and Variable Annuity Account A

14. Capital Stock and Other   The Variable Annuity Contract,
      Securities    Voting Rights, Investment Objectives and
Policies

15. Pricing of Registrant's   Not Applicable
      Securities

16. General Information as to Plan The Variable Annuity Contract,
      of Distribution    Distribution of Variable Annuity Contracts

17. Yield Quotation for Money Market Funds   Not Applicable

18.  Financial Statements     Financial Statement of Variable
Annuity Account A

GREAT-WEST VARIABLE ANNUITY ACCOUNT A
OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Group Variable Annuity Contracts
Distributed by

BENEFITSCORP EQUITIES, INC.
8515 E. ORCHARD ROAD, ENGLEWOOD, COLORADO, 80111
TELEPHONE (303) 689-3000


     The group variable annuity contract described by this Prospectus ("Variable Annuity Contract") is no longer being offered. Effective on May 1, 1989, no additional contributions under any existing variable annuity contract are being accepted. This Prospectus contains information necessary to amend Variable Annuity Account A's registration statement under the Investment Company Act of 1940.

     The Variable Annuity Contract was designed for annuity purchase plans adopted by public school systems and certain tax-exempt organizations, whose Participating Employees may obtain certain federal income tax benefits under Section 403(b) of the Internal Revenue Code.

     Under a variable annuity the variable annuitant assumes the risk of investment gain or loss in that the value of his individual account (before his Annuity Commencement Date) and his monthly annuity payments (after his Annuity Commencement Date) vary with the investment income and gains or losses on the assets in a variable annuity account. In a variable annuity, the insurance company assumes the mortality risk and expense risk under the Contract.

     The basic objective of the Variable Annuity Contract is to provide the variable annuitant with lifetime variable annuity payments under the selected annuity option (see "Annuity Period") which will tend to reflect changes in the cost of living and the size of the economy both during the years prior to his Annuity Commencement Date and the years thereafter. Great-West Life & Annuity Insurance Company ("GWL&A") seeks to accomplish this basic objective through Variable Annuity Account A as a medium for relating annuity payments to the net investment experience of a selected portfolio of equity investments, which are deemed to provide long-term growth of capital, primarily common stocks (see "Investment Objectives and Policies"), accompanied by a contractual obligation to make annuity payments for life.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED
UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.





The date of this prospectus is May 1, 1997.

This prospectus should be read carefully and retained for future reference.

GREAT-WEST VARIABLE ANNUITY ACCOUNT A
OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Group Variable Annuity Contracts
Distributed by
BENEFITSCORP EQUITIES, INC.

SUMMARY OF PROSPECTUS
Description of the Securities

     The group variable annuity contract described by this Prospectus ("Variable Annuity Contract" or "Contract") is designed for annuity purchase plans adopted by public school systems and certain tax-exempt organizations. The Policyholder will have to meet underwriting qualifications related to the number of Participating Employees and the aggregate annual premiums for the variable and fixed annuity contracts issued (see "Transfer From or To Companion Contract" for a description of the fixed annuity). Participating Employees may obtain certain federal income tax benefits under Section 403(b) of the Internal Revenue Code ("Code") if the plan is carried to completion.

     Effective April 16, 1984, The Great-West Life Assurance Company ("Great-West") ceased issuing new variable annuity contracts. On May 1, 1987, Great-West announced that it would not permit new participants to be enrolled under existing variable annuity contracts and, with respect to any variable annuity contracts for which there are fewer than 25 participants, would not accept additional contributions. On May 1, 1989, Great-West announced that it would not accept additional contributions on any variable annuity contract. On December 31, 1991, Great-West Variable Annuity Account A was transferred to and the Variable Annuity Contracts were reinsured by Great-West Life & Annuity Insurance Company ("GWL&A.") On December 31, 1996, Great-West ceased operations as a broker-dealer and all of its distribution related activities were transferred to BenefitsCorp Equities, Inc. ("BCE"), a wholly owned subsidiary of GWL&A.

     Variable Annuity Account A is a separate and distinct fund established for the purpose of funding the Variable Annuity
Contracts and is registered as an open-end diversified management company under the Investment Company Act of 1940, as amended ("the 1940 Act".)

     The significant difference between a regular or fixed annuity and a variable annuity is that under a fixed annuity the insurance company assumes the risk of investment gain or loss by undertaking to credit a specified minimum interest rate and by undertaking to pay a specified minimum monthly annuity payment, whereas under a variable annuity the variable annuitant assumes the risk of investment gain or loss in that the value of his individual account (before his Annuity Commencement Date) and his monthly annuity payments (after his Annuity Commencement Date) vary with the investment income and gains or losses on the assets in a variable annuity account. In both a fixed annuity and a variable annuity the insurance company assumes the mortality risk and expense risk under the Contract.

     The Variable Annuity Contract includes a contractual undertaking that, commencing on the selected annuity date, GWL&A will make variable payments for the lifetime of the variable annuitant based upon mortality assumption contained in the Contract at the time the purchase payment to provide such annuity was received, regardless of the actual mortality experience among its annuitants. The Contract also provides that in the event of the death of a Participating Employee prior to his Annuity Commencement Date, the benefits payable will be the greater of (a) the value of the employee's individual account or (b) the sum of 100% of purchase payments made on behalf of the Participating Employee prior to his 65th birthday and 75% of such purchase payments made thereafter.

Investment Advisor and Underwriter

     Effective November 1, 1996, GW Capital Management, Inc., ("GW Capital") a wholly owned subsidiary of GWL&A, succeeded Great-West as the investment advisor in connection with the Variable Annuity Contracts, and Variable Annuity Account A. This succession involved no change in control, as defined in the 1940 Act. Great-West was also the distributor of the Contracts. Any further reference to the underwriter is made with regard to BCE unless otherwise specifically noted. As previously indicated these Contracts are no longer sold and Contributions are no longer accepted. GWL&A performs all administrative functions relative to the Contracts, provides the minimum death benefit, and assumes the mortality and expense risks under the Contract (see " Charges and Experience Rating.")

Investment Required

     The minimum amount of purchase payments which previously could be made on behalf of any Participating Employee was $180 in any contract year and the minimum amount of any one purchase payment was $15.

     The amount of each purchase payment authorized by a Participating Employee less deductions for sales expenses, administrative expenses, minimum death benefits, and applicable premium taxes, if any, was credited to such employee's individual account in the form of Accumulation Units (see Paragraph 2(i) under "Charges and Experience Rating"). In determining the net investment experience of Variable Annuity Account A for a valuation period, certain deductions from the gross investment experience for the valuation period are made (see Paragraph 2(ii) under "Charges and Experience Rating.")

Purchase Payment Charges and Deductions

     A deduction of 3.75% plus any applicable premium taxes (see "Table of Premium Taxes"), was made from each purchase payment when received for sales and administrative expenses, and for the minimum death benefit. An additional deduction of $9 for sales expenses was made from the first purchase payment in respect of a Participating Employee in each contract year (see "Charges and Experience Rating.")

     A daily deduction of .003285% (an effective annual rate of 1.2064%) is made from the gross investment rate of Variable Annuity Account A for administrative expenses, mortality risks, and for investment, management, and advisory services (see "Charges and Experience Rating.")

Investment Objectives

     The basic objective of the Variable Annuity Contract is to provide the variable annuitant with lifetime variable annuity payments under the selected annuity option (see "Annuity Period") which will tend to reflect changes in the cost of living and the size of the economy both during the years prior to his Annuity Commencement Date and the years thereafter. GWL&A seeks to accomplish this basic objective through Variable Annuity Account A as a medium for relating annuity payments to the net investment experience of a selected portfolio of equity investments, primarily common stocks (see "Investment Objectives and Policies"), accompanied by a contractual obligation to make annuity payments for life. Although there is no assurance that this objective will be attained, historically the value of a diversified portfolio of common stocks held for an extended period of time has tended to rise during periods of inflation. There has, however, been no exact correlation, and for some period the prices of securities have declined while the cost of living was rising. The value of the investments in Variable Annuity Account A fluctuates. There is no assurance that the value of an employee's individual account during the years prior to the Annuity Commencement Date or the total amount of the variable annuity payments made thereafter, will equal or exceed the purchase payments made on behalf of a Participating Employee.

Withdrawal and Transfer Privileges

     A Participating Employee has (a) certain withdrawal privileges for 45 days after GWL&A gives the required notice of such right, and (b) the right to receive within 18 months of acceptance of his first purchase payment, the value of his account and, in some cases, a portion of the sales charges paid prior to this withdrawal (see "Accumulation Period: Surrender Rights-Redemption.")

     The Variable Annuity Contract was issued as a supplement to a fixed-dollar annuity contract (the "Companion Contract") and provides for transfers from and to such Companion Contract under specified circumstances and conditions (see "Transfer From or To Companion Contract.")

Other Pertinent Information

     The Variable Annuity Contract provides that GWL&A may modify the charges, the tables used in determining the first monthly annuity payment and the benefit payable in case of death prior to the Annuity Commencement Date provided that such modification shall apply only with respect to purchase payments received after the effective date of the modification. Such modification may materially affect the value of the Variable Annuity Contract to a Participating Employee and the risk borne by said Participating Employee (see "Modifications of the Variable Annuity Contract by GWL&A.")
The foregoing Summary of information should be read in conjunction with the detailed information appearing elsewhere in this Prospectus.


TABLE OF CONTENTS


Summary of Prospectus    2
Special Terms  5
Description of GWL&A and Variable Annuity Account A    6
The Variable Annuity Contract 6
     A. General     6
     B. Accumulation Period   7
     C. Annuity Period   10
     D. Charges and Experience Rating   12
     E. Modifications of the Variable Annuity Contract by GWL&A  14
     F. Transfer From or To Companion Contract    14
Federal Tax Status  15
Taxation of GWL&A   15
Section 403(b) Tax Sheltered Annuities  15
Investment Objectives and Policies 18
Allocation of Portfolio Brokerage  20
Portfolio Turnover Rate  20
Voting Rights  20
Management     21
Distribution of Variable Annuity Contracts   23
Regulation     23
Trustee for Assets of Variable Annuity Account A  23
Legal Proceedings   23
Legal Advice   23
Independent Auditors     23
Other Variable Annuity Contracts   24
Table of Premium Taxes   24
Appendix  25

SPECIAL TERMS

Variable Annuity -- An annuity providing for payments varying in amount in accordance with the investment experience of a variable annuity account.

Fixed Dollar Annuity -- An annuity providing for payments which remain fixed throughout the payment period and which do not vary with investment experience.

Variable Annuitant -- Any person receiving or who will receive annuity payments under the Variable Annuity Contract.

Annuity -- A series of payments for life or for a designated period.

Annuity Commencement Date -- The date on which annuity payments are to commence under the Variable Annuity Contract.

Accumulation Unit -- An accounting unit of measure used to calculate the value of a contract before annuity payments begin.

Annuity Unit -- An accounting unit of measure used to calculate the amount of annuity payments.

Contract Anniversary -- An anniversary of the date shown as the register date in the Variable Annuity Contract.

Contract Year -- A twelve-month period from the date shown as the register date in the Variable Annuity Contract.

Participating Employee -- An employee participating in the annuity purchase plan pursuant to which the Variable Annuity Contract is issued and in respect of whom purchase payments have been made under the Variable Annuity Contract.

Employee's Individual Account -- The sum of the Accumulation Units credited to a Participating Employee.

Participants -- Participating Employees and others credited with Accumulation Units or Annuity Units under variable annuity contracts funded by Variable Annuity Account A.

Policyholder -- The entity to which the Variable Annuity Contract has been issued, which is normally an employer or a trust established by an employer or an employee association.

Purchase Payment -- The total amount paid periodically to purchase an annuity under the Variable Annuity Contract.

Net Purchase Payment -- The amount applied to the purchase of Accumulation Units, which was equal to the purchase payment less deductions for sales and administrative expenses, minimum death benefits and applicable premium taxes.

Register Date -- The date shown as the register date in the Variable Annuity Contract, which was generally a date selected by the Policyholder to coincide with his administrative or accounting year.


DESCRIPTION OF GWL&A

     GWL&A is a stock life insurance company originally organized under the laws of the State of Kansas as the National Interment Association. Its name was changed to Ranger National Life Insurance Company in 1963 and to Insuramerica Corporation prior to changing to its current name in February of 1982. In September of 1990, GWL&A redomesticated and is now organized under the laws of the State of Colorado.

     GWL&A is authorized to engage in the sale of life insurance, accident and health insurance and annuities. It is qualified to do business in Puerto Rico, the District of Columbia and 49 states in the United States.

     GWL&A is a wholly-owned subsidiary of The Great-West Life Assurance Company. The Great-West Life Assurance Company is a subsidiary of Great-West LifeCo Inc., a holding company. Great-West LifeCo Inc. is in turn a subsidiary of Power Financial Corporation, a financial services company. Power Corporation of Canada, a holding and management company, has voting control of Power Financial Corporation. Mr. Paul Desmarais, through a group of private holding companies, which he controls, has voting control of Power Corporation of Canada.

     On January 17, 1968, by duly adopted resolution the Board of Directors of Great-West established within Great-West, in accordance with applicable law, a separate and distinct fund designated Great-West Variable Annuity Account A. On December 17, 1991, by duly adopted resolution, the Board of Directors of GWL&A established a separate account within GWL&A in accordance with Colorado law to facilitate the transfer of Variable Annuity Account A from Great-West to GWL&A. Variable Annuity Account A was subsequently transferred on December 31, 1991. Under the provisions of Colorado law, the assets of Variable Annuity Account A are not chargeable with liabilities arising out of any other business GWL&A may conduct. A Variable Annuity Account Committee for Variable Annuity Account A ("Committee") is elected by Participants under contracts funded by Variable Annuity Account A (see "Management.")

VARIABLE ANNUITY ACCOUNT A

     Variable Annuity Account A, although an integral part of GWL&A, is registered as an open-end diversified management company under the 1940 Act. The Securities and Exchange Commission (the "Commission") has issued an order under Section 7(d) of the 1940 Act permitting such registration and permitting the sale of Variable Annuities funded by Variable Annuity Account A. The order was issued on terms and conditions designed to provide adequate means to enforce compliance with the 1940 Act.

     Registration with the Commission does not involve supervision of the management or investment practices or policies of Variable Annuity Account A or GWL&A by the Commission. However, GWL&A, which includes Variable Annuity Account A as an integral part thereof, is subject to supervision and regulation by the Department of Insurance of the State of Colorado, and the Departments of Insurance of each state in which it is licensed to do business (see "Regulation.")

THE VARIABLE ANNUITY CONTRACT

A. General

     The Variable Annuity Contract, which has been issued to the Policyholder who owns the Contract, is a master group Contract which provides benefits for all Participating Employees, each of whom received a certificate which summarized the provisions of the master Contract and evidenced his participation in the annuity purchase plan adopted by the Policyholder. Certain significant provisions of the Variable Annuity Contract are discussed below.

1. ANNUITY PAYMENTS

     Variable annuity payments are determined on the basis of (a) a mortality table specified in the Variable Annuity Contract (see, however, "Modifications of the Variable Annuity Contract by GWL&A,") which reflects the age of the variable annuitant and the type of annuity payment option selected, and (b) the net investment experience of Variable Annuity Account A. The variable annuitant will receive the value of a fixed number of Annuity Units each month. The value of such units, and thus the amounts of the monthly annuity payments, will reflect investment gains and losses and investment income occurring both before and after retirement, and thus the payments will vary with the net investment experience of the assets of Variable Annuity Account A. Sex was a factor in the determination of variable annuity payments prior to August 1, 1983. For contracts issued before that date no such payments shall be less than those guaranteed under those contracts.

2. ASSIGNMENT

     Assignment of the Variable Annuity Contract or a Participating Employee's individual account is prohibited by the terms of the Contract.

3. PURCHASE LIMITS

     The Variable Annuity Contract provides that the amount of any purchase payments that previously could be made in respect of any employee could not be less than $180 annually, and the amount of any one monthly purchase payment in respect of an employee could not be less than $15.

4. CESSATION OF PURCHASE PAYMENTS

     GWL&A reserved the right to refuse to receive further purchase payments under the Variable Annuity Contract as from the date stated in written notice to the Policyholder if the Policyholder failed to comply with any of the terms or conditions of the Contract or if the number of employees covered under the Variable Annuity Contract in a contract year was less than 25. The Policyholder could give written notice to GWL&A that from the date stated in the notice no further purchase payments would be made. Upon cessation of purchase payments in respect of an employee for any reason prior to his Annuity Commencement Date no further purchase payments would be accepted by GWL&A, and each Participating Employee could exercise one of the following options:

     (a) If the Participating Employee was at least 50 years of age, he could elect to have his individual account applied to provide variable annuity payments commencing immediately under the selected annuity option (see "Annuity Period.")

     (b) He could surrender his individual account as explained under the caption "Accumulation Period, " paragraph 7.

     (c) He could elect to leave his individual account in force under the Variable Annuity Contract, and the account would continue to reflect the net investment experience of Variable Annuity Account A. At the selected Annuity Commencement Date, the Participating Employee will begin to receive annuity payments under the selected option (see "Annuity Period.") At any time in the interim, the Participating Employee could surrender his individual account in accordance with (b) above.

B. Accumulation Period

1. CREDITING ACCUMULATION UNITS:  DEDUCTION FOR SALES AND
ADMINISTRATIVE EXPENSES AND MINIMUM DEATH BENEFIT

     During the accumulation period -- the period before the commencement of annuity payments -- GWL&A deducted from purchase payments the deductions described in Paragraph 2(i) under "Charges and Experience Rating." The net purchase payment remaining after such deductions was credited to the individual account of the Participating Employee in the form of Accumulation Units. The number of Accumulation Units credited to an employee's individual account was determined as of the valuation period in which any purchase payment, including the initial payment, was received. The number of Accumulation Units so determined remains constant, but the dollar value of an Accumulation Unit may vary depending upon the net investment experience of Variable Annuity Account A.

2. VALUE OF AN EMPLOYEE'S INDIVIDUAL ACCOUNT

     The value of an employee's individual account at any time prior to his Annuity Commencement Date can be determined by multiplying the total number of Accumulation Units credited to his account by the current Accumulation Unit value. There is no assurance that the value of an employee's individual account will equal or exceed total purchase payments made on his behalf. Each Participating Employee will be advised periodically of the number of Accumulation Units credited to his individual account, the current Accumulation Unit value, and the total value of his account. A Participating Employee may at any time obtain, from the Head Office of GWL&A, the current value of an Accumulation Unit.
3. VALUE OF AN ACCUMULATION UNIT

     Accumulation units are valued each day during which the New York Stock Exchange is open for trading ("valuation date.") A valuation period is the period beginning immediately after the close of business of the New York Stock Exchange on a valuation date and ending at the close of business of the New York Stock Exchange on the immediately succeeding valuation date. The value of an Accumulation Unit was set at $1.00 for the valuation period ending January 3, 1969. The value of an Accumulation Unit for any subsequent valuation period is determined by multiplying the value of an Accumulation Unit for the preceding period by the net investment factor (described below) for the current valuation period. (See "Appendix" for an historical record of the values of an Accumulation Unit as of the last valuation date of each quarter to December 31, 1996.)

4. NET INVESTMENT FACTOR FOR EACH VALUATION PERIOD

     At the end of each valuation period a gross investment rate for the valuation period is determined from the investment experience of Variable Annuity Account A for the valuation period. Such rate is (a) the investment income for the valuation period, plus capital gains and minus capital losses for the period, whether realized or unrealized, less a deduction for any taxes chargeable to Participating Employees or Variable Annuity Account A (under current tax laws there are no such federal income taxes) divided by
(b) the value of Variable Annuity Account A at the beginning of the valuation period. The gross investment rate may be positive or negative.

     In order to determine the net investment rate, the gross investment rate is reduced by a deduction of the product obtained by multiplying a daily deduction of .003285% (an effective annual rate of 1.2064%) by the number of days in a valuation period. This deduction is made by GWL&A for administrative expenses, investment management and advisory services, and mortality and expense risks assumed under the Contract (see Paragraph 2(ii) under "Charges and Experience Rating.")

     The net investment rate is added to 1 to determine the net investment factor. Since the net investment rate may be negative, the net investment factor may be less than 1, and the value of an Accumulation Unit for the valuation period may be less than the value for the previous valuation period. (See "Appendix" for a hypothetical illustration of the above computations.)

5. VALUE OF VARIABLE ANNUITY ACCOUNT A

     The value of Variable Annuity Account A for purposes of the preceding paragraph shall be the aggregate, in United States dollars, of the following: (a) the face amount of cash; plus (b) the total market value for securities listed on an organized exchange determined (i) by the last board lot sale reported on the valuation date on the primary trading market, or, (ii) if no such sale is reported, by the mean between the closing bid and ask prices on such day, or, (iii) if prices in neither (i) nor (ii) are reported, then by either (A) the last board lot sale price, or (B) the mean between the closing bid and ask prices on the last preceding day on which both bid and ask prices were reported, whichever is the later; plus (c) the fair market value of any other asset as determined in good faith by the Committee, which, in the case of securities actively traded over-the-counter is the closing bid price; minus (d) an amount for taxes attributable to Variable Annuity Account A; and minus (e) accrued and unpaid liabilities of Variable Annuity Account A other than Variable Annuity Contract liabilities.

6. BENEFITS PAYABLE ON DEATH PRIOR TO THE ANNUITY COMMENCEMENT DATE

     The Variable Annuity Contracts provide that, upon receipt of due proof of the death of a Participating Employee prior to his Annuity Commencement Date, GWL&A will pay to the beneficiary a death benefit equal in amount to the greater of (a) the value of the Participating Employee's individual account determined for the valuation period in which written notice of death is received by GWL&A, or (b) the sum of 100% of the total purchase payments made on behalf of the Participating Employee prior to his 65th birthday and 75% of the total purchase payments made thereafter on his behalf (see below, for the effect of partial withdrawals on calculation of purchase payment.)

     For providing the minimum death benefit described in (b) of the preceding paragraph, GWL&A deducted .25% from each purchase payment (see Paragraph 2(i) under "Charges and Experience Rating"). In lieu of payment of the death benefit in one sum, a beneficiary over 50 years old may elect variable annuity payments under any of the options available to a Participating Employee except the joint and last survivor annuity, or a beneficiary regardless of his age may elect to take variable annuity payments for a specified period not exceeding 25 years. Where the beneficiary takes the payment in one sum, payment will be made within seven days of receipt of proof of death, unless subject to postponement for a reason described in Paragraph 7 below.

7. SURRENDER RIGHTS-REDEMPTION

     Within 60 days of acceptance by GWL&A of a Participating Employee's first purchase payment, GWL&A mailed to such Participating Employee a statement of charges to be deducted under the Variable Annuity Contract and a notice of his right of withdrawal and refund under such contract. A Participating Employee could, within 45 days of the mailing of such notice, elect to terminate his participation under the Variable Annuity Contract and receive in cash the sum of (1) the value of his individual account and (2) an amount equal to the difference between the gross purchase payments made and the net purchase payments credited to the individual account of the Participating Employee.

     A Participating Employee, within 18 months of acceptance by GWL&A of his first purchase payment, could elect to terminate his participation under the Variable Annuity Contract and receive in cash the sum of (1) the value of his individual account and (2) an amount, if any, equal to that part of the sales charges which exceeds 15% of the gross purchase payments which he has made.

     Any Participating Employee who did not so elect to terminate his participation within the above described periods, may at any time after the expiration of 18 months of acceptance of his first purchase payment, surrender a portion or all of his individual account prior to his Annuity Commencement Date and receive the value thereof (see "Federal Tax Status.") Without the consent of GWL&A, purchase payments may not be made in respect of a Participating Employee after he has surrendered all of his individual account.

     If a state or local premium tax was imposed at the time a purchase payment was made, surrender of a portion or all of an individual's account may result in a reduction of GWL&A's premium tax liability to that jurisdiction. In such event, there will be paid by GWL&A, in addition to any amounts described in the preceding three paragraphs, an amount equal to the lesser of: (1) the amount by which GWL&A's premium tax liability is reduced, or
(2) the amount previously deducted from purchase payments for premium taxes. No representation can be made to any Participating Employee that upon surrender of his individual account any such payment would be made, inasmuch as the state or locality of residence and their premium tax laws at the time of surrender would be determinative.

     The full amount of surrender benefits received by an employee who elects to surrender a portion or all of his individual account will be taxed as ordinary income over and above income otherwise realized in that year. This could result in the imposition of a higher rate of tax on amounts received from the Variable Annuity Contract than would result if the amounts were to be taken in the form of an annuity after retirement, when Participating Employees will generally be in a lower tax bracket due to lower income and larger deductions.

     Payment of any surrender benefit will be made within seven days after the date of surrender (the date the request for surrender is received at the Head Office of GWL&A.) Payment may be subject to postponement: (A) for any period during which the New York Stock Exchange is closed other than customary weekend and holiday closing or during which trading on such exchanges is restricted; (B) for any period during which an emergency exists as a result of which (i) disposal of securities in Variable Annuity Account A is not reasonably practical or (ii) it is not reasonably practical for the value of the assets of Variable Annuity Account A to be fairly determined; or (C) for such periods as the Securities and Exchange Commission may by order permit. The conditions under which trading shall be deemed to be restricted or an emergency shall be deemed to exist shall be determined by rules and regulations of the Securities and Exchange Commission.

     If a Participating Employee surrenders a portion or all of his individual account, total purchase payments deemed made on his behalf for purposes of his death benefit (see "Accumulation Period" paragraph 6) shall be reduced in the proportion that the number of surrendered Accumulation Units bear to the total number of Accumulation Units in his individual account immediately prior to such surrender.


C. Annuity Period

1. ELECTING THE ANNUITY COMMENCEMENT DATE AND FORM OF ANNUITY

     A Participating Employee selects, in accordance with the annuity purchase plan, an Annuity Commencement Date between ages 50 and 75 (or date of termination of employment, if later) and an annuity option. Subsequent changes in either may be made up to 30 days prior to the date variable annuity payments are to commence. Unless otherwise elected, the Annuity Commencement Date will be the first day of the month on or immediately after the employee's 65th birthday. The Contract provides various optional annuity forms referred to below, which may be elected by a Participating Employee. If the Participating Employee does not elect otherwise, the option with 120 monthly payments guaranteed will be effective.

     If, at any time an annuity payment is or becomes less than $20, GWL&A has the right to make payments: quarterly, semi-annually, or annually, as it may elect. If at the Annuity Commencement Date the amount to be applied to provide an annuity is less than $1,000, then an election of an annuity option is not available; otherwise a Participating Employee may elect either an annuity payable monthly during the joint lifetime of the variable annuitant and a designated second person, and thereafter during the remaining lifetime of the survivor or an annuity in the form of a life annuity with 120 monthly payments guaranteed. Special provisions relating to the form of annuity apply to employees of certain tax-exempt organizations.

     Once annuity payments have commenced, the variable annuitant cannot surrender his annuity benefit and receive a lump sum settlement in lieu thereof, except that GWL&A has undertaken, as an administrative practice, to permit a beneficiary entitled to variable annuity payments not involving a life contingencies (annuity for a period certain) to elect to receive a commuted lump sum payment in lieu of receiving further variable annuity payments.

2. SPECIAL PROVISIONS RELATING TO FORM OF ANNUITY

     The following special provisions pertaining to the form of annuity apply to employees of tax-exempt organizations described in
Section 501(c)(3) of the Code.

     If variable annuity payments commence before the employee has attained his 65th birthday, at any time at least 30 days prior to his variable Annuity Commencement Date, the employee may elect a qualified joint and survivor variable life annuity. A qualified joint and survivor variable life annuity is a variable annuity for the life of the employee with a survivor variable annuity for the life of his spouse equal to one-half of the amount of the variable annuity payable during the joint lives of the employee and his spouse.

     If payments commence after the employee has attained his 65th birthday, the form of variable annuity will be the qualified joint and survivor variable life annuity for an employee who has been married throughout the one year period ending on the employee's variable Annuity Commencement Date. The last payment under this option will be made in respect of the annuity payment date occurring immediately preceding the death of the surviving joint annuitant. At any time 30 days prior to his variable Annuity Commencement Date, such employee may elect not to take a qualified joint and survivor variable life annuity and, in lieu thereof, may elect any other form of annuity provided under the contract.

3. OPTIONAL ANNUITY FORMS

     Life Annuity. An annuity payable monthly during the lifetime of the variable annuitant and terminating with the last monthly payment preceding the death of the variable annuitant. This option offers the maximum level of monthly payments since there is no assurance of minimum number of payments or provision for a death benefit payable to a beneficiary.

     Life Annuity with 60, 120, 180, or 240 Monthly Payments Certain. An annuity payable monthly during the lifetime of the variable annuitant with the promise that if, at the death of the variable annuitant, payments have been made for less than 60, 120, 180, or 240 months as elected, annuity payments will be continued during the remainder of such period to the beneficiary.

     Joint and Last Survivor Annuity. An annuity payable monthly during the joint lifetime of the variable annuitant and a designated second person, and thereafter during the remaining lifetime of the survivor.

     Other forms of options which a Participating Employee may elect are an installment unit refund life annuity, a cash unit refund life annuity, or any other form of variable annuity which involves life contingencies and is satisfactory to GWL&A.

     Under the Life Annuity Option and the Joint and Last Survivor Annuity Option it would be possible that only one annuity payment would be made where the annuitant or, in the case of the Joint and Last Survivor Annuity, the annuitant and the designated second person died prior to the due date of the second annuity payment, two (2) payments if he (they) died before the third annuity payment, etc.

4. VALUE OF AN ANNUITY UNIT

     The value of an Annuity Unit was set at $1.00 for the valuation period ending January 31, 1969. All annuity payments are made as of the first of the month and therefore Annuity Units are valued only once a month. The value of an Annuity Unit is determined by multiplying the value of an Annuity Unit for the preceding month by the annuity change factor (described below) for the current month.

5. ANNUITY CHANGE FACTOR

     The annuity change factor for a month means the product obtained by multiplying (a) the ratio of the value of an Accumulation Unit on the first valuation date in the month preceding such month to the value of an Accumulation Unit on the first valuation date in the second month preceding such month by
(b) .99713732 (a factor to neutralize the assumed net investment rate, discussed below, of 3.5% per annum which is built into the annuity tables contained in the Contract and which is not applicable because actual net investment experience is credited instead.) The ratio of the value of an Accumulation Unit on the first valuation date in the preceding month to the value of an Accumulation Unit on the first valuation date in the second preceding month is used in order that annuity payments reflect the net investment experience of Variable Annuity Account A up to one month prior to the due date of annuity payments. The net investment experience of Variable Annuity Account A up to one month prior to the due date is used in order to permit calculation of amounts of annuity payments and mailing of checks in advance of their due dates.

6. DETERMINATION OF AMOUNT OF FIRST MONTHLY ANNUITY PAYMENT

     When annuity payments commence, the value of the employee's individual account is determined by multiplying the value of an Accumulation Unit on the first valuation date in the month immediately preceding the variable Annuity Commencement Date by the number of Accumulation Units credited to the employee's individual account as of the Annuity Commencement Date.

     The Contract contains tables indicating the dollar amount of the first monthly payment under each form of variable annuity for each $10,000 applied under the option (see, however, "Modifications of the Variable Annuity Contract by GWL&A.") The amount of the first monthly payment depends on the form of annuity and adjusted age of the annuitant. A formula for determining the adjusted age is contained in the Contract. The tables are determined from the Progressive Annuity Table assuming births in the year 1900 and an interest rate of 3.5% per annum. The total first monthly annuity payment is determined by multiplying the benefits per $10,000 of value shown in the tables in the Contract by the number of tens of thousands of dollars of value of the employee's individual account (less any applicable premium tax not deducted when the purchase payment was received) (see "Table of Premium Taxes.")

     A 3.5% interest rate is assumed in the tables and would produce level annuity payments if the net investment rate remained constant at 3.5%. In fact, as the net investment rate varies up or down from 3.5%, annuity payments will vary up or down. A higher interest rate assumption would mean a higher initial payment but a more slowly rising series of subsequent payments in the event of favorable investment results (or a more rapidly falling series of subsequent payments in the event of unfavorable investment results.) A lower assumption would have the opposite effect.

     If a greater first monthly payment would result, GWL&A will compute the first monthly payment on such mortality basis as GWL&A may determine as being applicable to this class of annuitants.

7. AMOUNTS OF SECOND AND SUBSEQUENT MONTHLY ANNUITY PAYMENTS

     The dollar amount of the first monthly annuity payment, determined as described above, is translated into Annuity Units by dividing that amount by the value of an Annuity Unit on the Annuity Commencement Date. This number of Annuity Units remains fixed during the annuity period, and in each subsequent month the dollar amount of the annuity payment is determined by multiplying this fixed number of Annuity Units by the then current value of an Annuity Unit. (See "Appendix" for a hypothetical illustration of the above computations.)

D. Charges and Experience Rating

1. SERVICES AND FUNCTIONS FOR WHICH CHARGES ARE MADE

     GW Capital, 8515 E. Orchard Road, Englewood, Colorado 80111, acts as investment advisor in connection with the Variable Annuity Contracts and Variable Annuity Account A. GW Capital became the investment advisor effective November 1, 1996 when it succeeded Great-West in that capacity. This succession involved no change of control, as defined in the 1940 Act. GWL&A performs all administrative functions relative to the contracts and Variable Annuity Account A, provides the minimum death benefit, and assumes the mortality and expense risks under the Contract.

     (i) In performing investment advisory services, GW Capital continually provides the Committee with an investment program for its consideration. Upon approval of such an investment program by the Committee, GW Capital executes the program by placing orders for the purchase or sale of investments. Direct costs of acquisition or disposition of investments of Variable Annuity Account A, including brokerage charges, will be borne by Variable Annuity Account A.

     (ii) In performing all administrative functions in connection with the Variable Annuity Contract and Variable Annuity Account A, GWL&A bears all administrative expenses involved therewith, including, but not limited to, payment of expenses for salaries, rent, postage, telephone, travel, legal, actuarial and accounting services, office equipment and stationery, fees and expenses of audit of Variable Annuity Account A and fees and expenses of the Committee.

     (iii) GWL&A provides a minimum death benefit by undertaking to make a payment on the death of a Participating
Employee prior to his Annuity Commencement Date, which may be in an amount exceeding the value of his individual account at the time of his death (see Paragraph 6 under "Accumulation Period.")

     (iv) GWL&A assumes an "expense risk" by undertaking never to change the deductions provided for in the Variable Annuity Contract for sales and administrative expenses and investment advisory services with respect to purchase payments made prior to the effective date of a modification of the Contract, even though such deductions may be insufficient to cover the actual cost of such items.

     (v) GWL&A assumes a "mortality risk" by its contractual undertaking, with respect to purchase payments made prior to the effective date of a modification of the Contract, to continue to make monthly life annuity payments, determined in accordance with the annuity tables and other provisions contained in the Contract, to each variable annuitant regardless of how long he lives and regardless of how long annuitants as a group live. This undertaking assures a variable annuitant that neither his own longevity nor an improvement in life expectancy generally will have an adverse effect on the monthly annuity payments he will receive under the Contract and relieves the variable annuitant from the risk that he will outlive the funds which he has accumulated for retirement.

     For the extent to which the "expense risk" and the "mortality risk" borne by GWL&A is limited by the modification provisions of the Contract see, "Modifications of the Variable Annuity Contract by GWL&A."


2. CHARGES

     The charges for the services and functions described above are assessed in two ways: as a deduction from purchase payments, and as a deduction from the gross investment rate of Variable Annuity
Account A.

     (i)  Deduction from purchase payments

     GWL&A deducted from each purchase payment in respect of a Participating Employee 3.75% of such purchase payment, consisting of 3.0% for sales expenses, .5% for administrative expenses, and
 .25% for the minimum death benefit plus premium taxes if imposed at the time payment was received by GWL&A (see "Table of Premium Taxes.") In addition, GWL&A deducted a charge of $9 for sales expenses from the first purchase payment in each contract year in respect of a Participating Employee. In the case of a $180 minimum purchase payment, the deduction for sales expenses, administrative expenses and the minimum death benefit amounted to 8.75% (9.59% of amount invested), consisting of 3%, .5% and .25%, respectively (3.29%, .55% and .27% of the amount invested), plus the additional deduction of $9 (which was the equivalent of 5% of the $180 minimum). As the amount of the purchase payment increased, the $9 additional deduction represented a smaller percentage of the purchase payment, so the total deduction for sales expenses, expressed as a percentage, would decrease to a minimum approaching 3%. Example: assuming a $1,000 annual purchase payment: 3% x $1,000 = $30.00; $30.00 + $9.00 = $39.00, which is 3.9% of $1,000. During
1994, 1995, and 1996 GWL&A's total deductions from purchase payments for sales expenses were $0, $0 and $0, respectively.

     During 1994, 1995, and 1996 GWL&A's total deductions from purchase payments for administrative expenses were: $100.00, $100.00 and $100.00, respectively. During 1994, 1995 and 1996
GWL&A's total deductions from purchase payments for the minimum death benefit were $0, $0 and $0, respectively.

     (ii) Deduction from the Gross Investment Rate of Variable
Annuity Account A.

     For each day in a valuation period, GWL&A will make a deduction of .003285% (an effective annual rate of 1.2064%) from the gross investment rate of Variable Annuity Account A. This deduction expressed on an annual basis, consists of .2857% for administrative expenses, .3863% for mortality risks under the Contract, .0688% for expense risks under the Contract, and .4656% for investment advisory services. The advisory fees are paid to GW Capital. The deductions for mortality risks and expense risks represent GWL&A's present best judgment of the apportionment of the total risk charges under the Contract between the mortality risks and the expense risks and includes an anticipated profit element to be retained by GWL&A. Such profit is available, if needed, to make up for any deficiency in any other charges under the Contract. During 1994, 1995 and 1996 GWL&A's total deductions from the gross investment rate for investment advisory services were $32,727, $32,411 and $33,525 respectively. During 1994, 1995 and 1996
GWL&A's total deductions from the gross investment rate for administrative expenses were $20,080, $19,886 and $20,791 respectively. During 1994, 1995 and 1996 GWL&A's total deductions from the gross investment rate for mortality risks under the Contract were $27,152, $26,890 and $27,814 respectively. During 1994, 1995 and 1996 GWL&A's total deductions from the gross investment rate for expense risks were$4,826, $4,780 and $4,944 respectively.

     The deductions from purchase payments and the deductions from the gross investment rate of Variable Annuity Account A were and are made pursuant to the terms of the Variable Annuity Contract and also, in the case of the deductions from purchase payments for sales expenses and the deductions from the gross investment rate for investment management and advisory services, were and are made pursuant to written agreements approved by the Committee; the agreement for investment advisory services has also been ratified by a majority of the votes available to Participants. Each of these agreements will continue in full force and effect from year to year until terminated by GWL&A in accordance with the terms of the Variable Annuity Contracts (see "Modifications of the Variable Annuity Contract by GWL&A"), or by the Committee. The agreement for investment advisory services may also be terminated by a majority of the votes available to Participants. Any such termination may be done on 60 days written notice without payment of any penalty.

     Either agreement will terminate automatically:

     (a) unless its continuance is specifically approved, at least annually, either (i) by the affirmative vote of a majority of the Committee, or (ii) by a majority of the votes available to Participants; or

     (b)  upon any assignment thereof.

     In addition, each annual renewal of these agreements must be approved by the vote of a majority of the Members of the Committee who are not parties to the agreements or interested persons of any such party, cast in person at a meeting of the Committee called for the purpose of voting on such approval.

3. EXPERIENCE RATING

     Each Variable Annuity Contract provides for experience rating at the discretion of GWL&A. If the charges made by GWL&A exceed the expenses incurred, GWL&A in its discretion may allocate all, a portion, or none of such excess as an experience rating credit. The experience rating credit, if any, which accrues to any Variable Annuity Contract will be determined annually upon each Contract Anniversary by GWL&A. Application of the credit accruing to any Variable Annuity Contract will be applied by the crediting of a number of additional Accumulation Units or Annuity Units, as applicable, equal in value to the amount of the credit due (such additional units shall be credited without the deduction imposed on purchase payments.) To date, there have been no experience rating credits allocated by GWL&A pursuant to the provisions of any Variable Annuity Contract.

E. Modifications of the Variable Annuity Contract by GWL&A

     The Variable Annuity Contract provides that GWL&A could modify the charges (see Paragraph 2 under "Charges and Experience Rating"), the tables used in determining the first monthly annuity payment, and the benefit payable in the case of death prior to the Annuity Commencement Date (see Paragraph 6 under "Accumulation Period") provided that such modification would apply only with respect to purchase payments received after the effective date of the modification. To exercise its modification rights, GWL&A was required to notify the Policyholder of such modification in writing. In the case of an employee covered under the Contract at the time of the notice, or an employee whose coverage commenced on a date no later than six months after such notice, such modification would be effective five years after the Contract Anniversary on or immediately following the day of such notice (or at such earlier time as the amount of the purchase payments made after such notice equaled ten times the purchase payments made on behalf of such Participating Employee in the contract year ending on or immediately before such notice.) In the case of an employer whose coverage commenced more than six months after such notice, such modification would be effective as of the date he commenced participation. All of the charges, the annuity tables, and the benefit payable in the case of death prior to the Annuity Commencement Date which were provided in the Contract prior to the notice of a modification would remain permanently in effect with respect to purchase payments made prior to the effective date of such modification. Thus, some purchase payments on behalf of a Participating Employee may have been made long before an annuity is effected for him. Since annuity payments may continue long after that date, the provisions of the Contract in effect before a notice of modification may extend many years into the future.

     While the Variable Annuity Contract may be modified at any time by agreement between GWL&A and the Policyholder, no such change shall be applicable to benefits provided by purchase payments made prior to the effective date of such change unless the change is made to conform to the Contract, or to give the Policyholder or Participating Employees the benefit of Section 403 of the Code or such section or sections as may from time to time revise or replace said Section 403, or any rules or regulations applicable thereto.

F. Transfer From or to Companion Contract

     The Variable Annuity Contract was issued as a supplement to a fixed-dollar annuity contract providing fixed annuity payments, and containing investment, mortality and expense commitments as specified therein (the "Companion Contract"). The Variable Annuity Contract permitted the transfer, subject to the rules of GWL&A, to the Variable Annuity Contract of sums accumulated under the Companion Contract, without the imposition of any surrender charge under the Companion Contract. The deductions described in Paragraph 2(i) under "Charges and Experience Rating," were made from any amount so transferred and the net amount credited to the employee's individual account. Under the Companion Contract, no charges were deducted at the time a premium was paid, and accordingly the imposition of such charges under the Variable Annuity Contract did not result in the duplication of charges. Such a transfer could be effected (1) during a 9 month period commencing with the register date of the Variable Annuity Contract in which event the amount so transferred in respect of the employee shall be limited to the amount paid under the Companion Contract as premiums in respect of such employee since the date 12 months immediately prior to such register date, or (2) during the 30-day period commencing on any anniversary of the register date of the Variable Annuity Contract in which event the amount so transferred in respect of the employee is limited to the amount paid under the Companion Contract as premiums in respect of such employee since the date 12 months immediately prior to such anniversary. In addition, in order to purchase a variable annuity, sums accumulated under the Companion Contract could be transferred to the Variable Annuity Contract, in one sum or a series of semi-annual installments, during a period of no longer than 3 years which could commence no earlier than the employee's 50th birthday and end no later than the employee's variable Annuity Commencement Date.

     The Variable Annuity Contract also provides for the transfer, subject to the rules of GWL&A, of sums accumulated under the Variable Annuity Contract to the Companion Contract in order to purchase a fixed annuity with the amounts accumulated under the Variable Annuity Contract. Such a transfer could only be effected in one sum or a series of semi-annual installments during a period of no longer than 3 years which could commence no earlier than the employee's 50th birthday and end no later than the employee's variable Annuity Commencement Date.

     Contributions under the Companion Contract (the fixed-dollar annuity contract) and transfers to the Companion Contract become part of GWL&A's general account which supports insurance and annuity obligations. Because of exemptive and exclusionary provisions, and other interpretations, interests in the general account have not been registered under the Securities Act of 1933 ("1933 Act") nor is the general account registered as an investment company under the Investment Company Act of 1940 ("1940 Act.") Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts and GWL&A has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus which relate to the Companion Contract. Disclosures regarding the Companion Contract and the general account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

FEDERAL TAX STATUS

Introduction

     The ultimate effect of federal income taxes on the Annuity Value, on annuity payments and on the economic benefit to the employee or beneficiary depends upon GWL&A's tax status, on the type of retirement program for which the Contract is purchased, and upon the tax and employment status of the individual concerned. Variable Annuity Account A is taxed as a part of GWL&A; not as a "regulated investment company" under Part I of Subchapter M of the Code. GWL&A is taxed as a life insurance company as described below.

TAXATION OF GWL&A

     GWL&A is taxed on its insurance business in the United States as a life insurance company in accordance with Part I of Subchapter L of the Code. Investment income and realized capital gains on the assets of Variable Annuity Account A are reinvested and are taken into account in determining the value of the Accumulation Unit and the value of the Annuity Unit (see page 8 of the Variable Annuity Contract.) Under existing federal income tax law, such amounts do not result in any tax on GWL&A which will be chargeable to Participating Employees or Variable Annuity Account A. GWL&A reserves the right to make a deduction from the Participant Annuity Account for taxes, if any, imposed with respect to such items in the future.

SECTION 403(b) TAX-SHELTERED ANNUITIES

     Set forth below are some general comments concerning tax-sheltered annuities under Section 72 and Section 403(b) of the Code. It should be understood that the following discussion is not exhaustive, and that special rules may apply to certain situations not discussed here. The discussion is based upon GWL&A's understanding of current federal income tax law and no representation is made regarding the likelihood of continuation of current law or of the current interpretations by the Internal Revenue Service. No attempt is made to consider state or other tax laws. The policyholder, Participating Employees and beneficiaries are responsible for determining that Contributions, distributions and other transactions with respect to the Contract comply with applicable laws. FOR FURTHER INFORMATION, CONSULT A QUALIFIED TAX ADVISER.


Eligible Employers

     Tax-exempt organizations described in Section 501(c)(3) and public educational organizations are permitted to purchase Section 403(b) tax-sheltered annuities for employees. Amounts contributed toward the purchase of such annuities are excluded from the gross income of the employee in the year contributed to the extent that the contributions do not exceed three separate, yet interrelated contribution limitations.

Federal Tax Treatment of Contributions

     Federal income tax is deferred on contributions to the extent that the aggregate amount contributed to an annuity per year for an employee does not exceed: (1) the exclusion allowance described in
Section 403(b)(2); (2) the contribution limit in Section 415; and
(3) the elective deferral limitation in Section 402(g) of the Code. Additionally, the amount which a highly compensated employee may contribute may be further reduced to enable the plan to meet the discrimination testing requirements. Amounts contributed to a
Section 403(b) annuity contract may be subject to FICA and FUTA tax when contributed.

     The net investment gain, if any, reflected in the employee's individual account is not taxable until received by the Participating Employee or his beneficiary.

     Amounts contributed in excess of the above described limits, and the earnings thereon, must be distributed from the plan and included in the participant's gross income in accordance with IRS rules and regulations. Excess amounts which are not properly corrected can have severe adverse consequences to the plan and may result in additional taxes to the participant.

Portability

     Revenue Ruling 90-24 allows participants to transfer funds from one Section 403(b) annuity or custodial account to another
Section 403(b) annuity contract or custodial account with the same or more stringent restrictions without incurring current taxation. If the Section 403(b) plan is employer-sponsored, transfers under Rev. Rul. 90-24 may be restricted to 403(b) providers approved by the plan sponsor.

     When the participant is eligible to take a distribution from the plan, eligible rollover distributions may be rolled over to an IRA or another Section 403(b) annuity contract or custodial account as provided in the Code. Amounts properly rolled over will not be included in gross income until a distribution is taken from the IRA or new Section 403(b) vehicle.

Distribution Restrictions

     Pre-1989 contributions to a Section 403(b) annuity contract may be distributed to an employee at any time, subject to a 10% penalty on withdrawals prior to age 59 1/2, unless an exception applies under Section 72(t). Amounts transferred into the annuity contract from a Section 403(b)(7) custodial account, as well as post-1988 contributions and earnings, and the earnings on the December 31, 1988, account balance, may not be distributed prior to age 59 1/2, unless the employee dies, becomes disabled, separates from service or suffers a genuine financial hardship meeting the requirements of the Code. Restrictions apply to the amount which may be distributed for financial hardship.

Required Beginning Date/Required Minimum Distributions

     Distributions generally, must commence no later than the later of (i) April 1 of the Calendar year following the Calendar year in which the employee attains the age of 70 1/2, or (ii) retirement, and must be made in a specified form and manner. If the employee is a "5 percent owner", as defined in the Code, distributions generally must begin no later than the date described in (i).

     Amounts accruing after December 31, 1986, under tax sheltered annuities must be distributed in compliance with minimum distribution requirements. In addition, distributions, regardless of when the amounts accrued, must satisfy the "incidental benefit" or "minimum distribution incidental benefit" rule, IRC Section 403(b)(10). If the amount distributed does not meet the minimum requirements, a 50% penalty tax on the amount which was required to be, but was not, distributed may be imposed upon the employee by the IRS under Section 4974. These rules are extremely complex, and the employee should seek the advise of a competent tax adviser.

Federal Taxation of Distributions

     All payments received from a Section 403(b) annuity contract are normally taxable in full as ordinary income to the employee. Since premiums derived from salary reduction previously have not been taxed to the employee, they cannot be treated as a cost basis for the contract, IRC Section 403(b)(1). The employee will have a cost basis for the contract only when after-tax contributions have been made.

     If the employee takes the entire value in the contract in a single sum cash payment, the full amount received will be ordinary income in the year of receipt unless after-tax contributions were made. If the distribution includes after-tax contributions, the amount in excess of the cost basis will be ordinary income, Section 72(e)(5). No special averaging treatment is currently available for lump sum distributions.

     Amounts received before the annuity starting date by an employee who has made after-tax contributions are taxed under a rule that provides for pro rata recovery of cost, Section 72(e)(8). If an employee who has a cost basis for his contract receives life annuity or installment payments, the cost basis will be recovered from the payments under the annuity rules of Section 72. Typically, however, there is no cost basis and the full amount received is taxed as ordinary income in the year distributed.

Penalty Taxes

     Penalty taxes may apply to certain distributions from Section 403(b) annuities. Distributions made before the employee attains age 59 1/2 are premature distributions and subject to an additional tax equal to 10% of the amount of the distributions which is includable in gross income in the tax year. However, under Code
Section 72(t), the penalty tax may not apply to distributions: (1) made to a beneficiary on or after the death of the employee; (2) attributable to the employee's being disabled within the meaning of Code Section 72(m)(7); (3) made as a part of a series of substantially equal periodic payments (at least annually) for the life or life expectancy of the employee or the joint lives or life expectancies of the employee and his designated beneficiary; (4) made to an employee on account of separation from service after attaining age 55; (5) properly made to an alternate payee under a qualified domestic relations order; (6) made to an employee for medical care, but not in excess of the amount allowable as a medical expense deduction to the employee for amounts paid during the taxable year for medical care; (7) timely made to correct an excess aggregate contribution; or (8) timely made to reduce an excess elective deferral.

     If exception (3) above is applicable at the time of the distribution but the series of payments is later modified (other than because of death or disability) before the employee reaches age 59 1/2 or, if after he reaches age 59 1/2, within five years of the date of the first payment, the employee's tax for the year the modification occurs is increased by an amount equal to the tax which, but for the exception, would have been imposed plus interest for the deferral period.

     If the amount distributed during a tax year is less than the minimum required distribution, there is an additional tax imposed on the employee equal to 50% of the amount that the distribution made in the year falls short of the required amount.

Distributions on Death of Employee

     Distributions made to a beneficiary upon the employee's death must be made pursuant to the rules contained in Section 401(a)(9) of the Code and the regulations thereunder. Generally, if the employee dies while receiving annuity payments or other required minimum distributions under the plan and before the entire interest in the account has been distributed, the remainder of his interest must be distributed to the beneficiary at least as rapidly as under the method in effect as of the employee's date of death.

     If the employee dies before payments have begun, his entire interest must generally be distributed within five (5) years after the date of death. This five-year rule applies to all non-individual beneficiaries. However, if an individual other than the surviving spouse has been designated as beneficiary, payments may be made over the life of that individual or over a period not extending beyond the life expectancy of the beneficiary so long as payments begin on or before December 31 of the year following the year of death. If the beneficiary is the employee's spouse, distributions are not required to begin until the date the employee would have attained age 70 1/2. If the spouse dies before distributions begin, the rules discussed above will apply as if the spouse were the employee. Participants and beneficiaries should seek competent tax or legal advice about the tax consequences of distributions.

Federal Income Tax Withholding

     Effective January 1, 1993, certain distributions are defined as "eligible rollover distributions." Generally, any eligible rollover distribution is subject to mandatory income tax withholding at the rate of 20% unless the employee elects to have the distribution paid as a direct rollover to an IRA or to another
Section 403(b) annuity contract or custodial account. With respect to distributions other than eligible rollover distributions, amounts will be withheld from annuity (periodic) payments at the rates applicable to wage payments and from other distributions at a flat 10% rate, unless the employee elects not to have federal income tax withheld from these payments.

INVESTMENT OBJECTIVES AND POLICIES

     The objectives and policies in making investments for Variable Annuity Account A are set forth below:

     1. The principal investment objective will be the selection of investments which are deemed to provide long-term growth of capital. However, occasional investments, up to a maximum of 15% of the value of the assets of Variable Annuity Account A at the time such an investment is made, may be made for the purpose of seeking short-term profits. It is intended to seek the maximum growth of capital which is not inconsistent with an investment policy intended to be sufficiently conservative to achieve at least enough long-term growth of capital to offset anticipated decreases in the purchasing power of the dollar. There is no assurance that this objective will be attained.

     2. The assets of Variable Annuity Account A will be invested primarily in common stocks. A relatively small percentage of such assets may be invested in preferred stocks, bonds, debentures, notes and other evidences of indebtedness of a character customarily acquired by institutional investors, whether or not publicly distributed. These may or may not be convertible into common stock or accompanied by warrants to acquire common stock. There may be times, however, when economic conditions or general levels of common stock prices are such that, on the basis of combined considerations of risk, income and capital gains, a larger than usual portion of the assets of Variable Annuity Account A will be held in such investments. It is contemplated that investments will be primarily in securities issued in the United States, but the right is reserved to invest in securities issued in Canada up to a maximum of 25% of the value of the assets in Variable Annuity Account A at the time an investment is made.

     3. The assets of Variable Annuity Account A will be kept fully invested, except that:

     (a) sufficient cash will be kept on hand to meet variable annuity contract payments, and

     (b) reasonable amounts of cash and/or United States government securities, or other short term securities may be held for temporary periods pending investment.

     4. No investment in the securities of any one issuer may exceed 5% of the value of the assets of Variable Annuity Account A at the time the investment is made except obligations of the United States government and instrumentalities thereof.

     5. No investment in the voting securities of any one issuer may exceed 5% of its outstanding voting securities.

     6. Borrowing is not contemplated, but the right is reserved to borrow from banks for temporary purposes up to a maximum of 5% of the value of the assets of Variable Annuity Account A at the date of borrowing.

     7.   Securities of other issuers will not be underwritten.

     8. Investments in Variable Annuity Account A will not be concentrated in any particular industry, or groups of industries, but the right is reserved to invest not more than 25% of the value of the assets of Variable Annuity Account A at the time of the investment in any one industry.

     9. Investments in real estate will not be a principal activity, but the right is reserved to invest in real estate or interests in real estate up to 10% of the value of the assets of Variable Annuity Account A at the time any such investment is made.

     10. No purchases will be made of commodities or commodity contracts.

     11. Loans may be made through the acquisition of bonds, debentures, notes, or other evidences of indebtedness, of a type customarily purchased by institutional investors, whether publicly distributed or not. Except for such acquisitions, loans will not be made.

     12. Investments in securities which cannot be sold to the public without registration of such securities with the Securities and Exchange Commission and which have not been so registered will be limited to 10% of the value of the assets of Variable Annuity Account A at the time any such investment is made.

     13. Short sales, purchases on margin or purchases of put or call options or combinations thereof, will not be made.

     14. Income and realized capital gains derived from the assets of Variable Annuity Account A will be reinvested.

     15. In addition to conforming to the investment policies described herein, all investments of the assets of Variable Annuity Account A must be permissible investments under the Colorado Insurance Code. Pertinent provisions of that Act, not otherwise reflected in the specific statements of objectives and policies include, in summary style:

     (a)  investment is permitted:

     (i) in the common shares of a corporation which has, in each of the five years immediately preceding the investment, paid a dividend, or had earnings available for the payment of a dividend, of at least 4% of the average value at which the shares were carried in the capital account of the corporation during the year in which the dividend was paid, or in which the earnings were available for payment (the value at which the shares are carried in the capital account of the corporation does not necessarily bear any relationship to the market value of that stock);

     (ii) in the preferred shares of a corporation which has, in each of the five years immediately preceding the investment; paid a dividend at least equal to the specified annual rate on all its preferred shares, or in the preferred shares of a corporation whose common shares are a permitted investment.

     (b) Investment in specified bonds, debentures or other evidences of indebtedness is permitted, including investment in specified government securities, municipal securities, revenue bonds, bonds secured by mortgage, and equipment trust certificates.

     16. Variable Annuity Account A will not issue any senior securities as that term is defined in the Investment Company Act of 1940.

     17. No investments in the securities of a company will be made for the purpose of exercising control or management over such company.

     18. Investments in securities of other investment companies are not contemplated, but the right is reserved to purchase such securities other than from the issuer, up to a maximum of 10% of the value of the assets of Variable Annuity Account A at the time any such investment is made, provided that not more than 3% of the total outstanding voting stock of any one investment company may be held.

     The investment objectives and policies shown in Items 1 through 16 are fundamental, and may not be changed without approval of a majority of the votes available to Participants.


ALLOCATION OF PORTFOLIO BROKERAGE

     GW Capital continually provides the Variable Annuity Account Committee with an investment program for its consideration. Upon approval of such an investment program by the Committee, GW Capital executes the program by placing orders for the purchase or sale of investments, GW Capital is responsible for making Variable Annuity Account A's portfolio decisions once approval of an investment program by the Committee has been obtained, and assumes responsibility for placing Variable Annuity Account A's brokerage business and, where applicable, negotiating the amount of the commission rate paid. If orders for the purchase or sale of investments at any one time are made by GW Capital on its own behalf and on behalf of Variable Annuity Account A, then the over-all brokerage commissions are allocated between GW Capital and Variable Annuity Account A on a basis directly proportionate to the size of the respective orders of Variable Annuity Account A and GW Capital.

     GW Capital has no set formula for the distribution of brokerage business in connection with the placing of orders for the purchase and sale of approved investments; it being the intention of GW Capital to place such orders with the objective of obtaining the best price, execution and available data. Brokerage commissions are negotiated as there are no standard rates. All brokerage firms provide the service of execution of the order made; some brokerage firms also provide research and statistical data which can be of value. In negotiating commissions, GW Capital is permitted under the Investment Advisory Services Agreement to give consideration to the use and value of such data and to the quality of execution supplied. In placing orders for the purchase or sale of approved investments GW Capital has not placed portfolio transactions with any particular brokers, it being GW Capital's intention to place such orders with the objectives of obtaining the most favorable prices, competent execution and pertinent research and statistical data. To the extent that GW Capital uses research and statistical data services so obtained, its expenses may be reduced and such data has therefore been and is one of the factors considered by GW Capital in determining its fee for investment advisory services. When purchasing or selling securities trading on the over-the-counter market, GW Capital will generally execute the transaction with a broker engaged in making a market for such securities. The amount of commission paid to brokers in connection with the purchases and sales of investment assets for Variable Annuity Account A during 1994, 1995 and 1996 aggregate $7,678, $14,413 and $13,683 respectively. During 1996, 85% of the Variable Annuity Account A's brokerage commissions were paid to brokers who furnish statistical data and research.

PORTFOLIO TURNOVER RATE

     During periods of relatively stable market and economic conditions, it is anticipated that the annual portfolio turnover rate of Variable Annuity Account A will not exceed 50%. However, any particular security will be sold and the proceeds re-invested whenever such action is deemed prudent from the viewpoint of Variable Annuity Account A's investment objectives, regardless of the holding period of such security. During any period when changing economic or market conditions are anticipated, resulting shifts in portfolio emphasis may significantly increase the rate of portfolio turnover. High turnover involves correspondingly heavier brokerage commission expenses which Variable Annuity Account A must pay. The rate of portfolio turnover for Variable Annuity Account A for the calendar years 1994, 1995 and 1996 was: 30.2%, 62.2% and 64.4%, respectively.

VOTING RIGHTS

     Participants will be entitled to vote at the annual meetings of the Participants as required by the 1940 Act. Under current requirements Participants are entitled to vote on:

     (1) Any change in the fundamental investment objectives or policies of Variable Annuity Account A (see "Investment Objectives and Policies" numbers 1 through 16.)

     (2)  Election of the Members of the Committee.

     (3)  Ratification of independent auditors for Variable Annuity
Account A.

     (4) Any other business which may properly come before the meeting.

     A Participant who had Accumulation Units credited to his account under a Variable Annuity Contract on the record date may cast one vote for each such Accumulation Unit. A Participant receiving annuity payments under a variable Annuity Contract on the record date may cast a number of votes equal to the dollar amount of the assets maintained in Variable Annuity Account A on the record date to meet the annuity obligations relating to such Participant divided by the value of an Accumulation Unit on the record date. As a Participant receives annuity payments, the number of votes to which he will be entitled will decrease.

     The record date for determining the number of votes which a Participant may cast at an annual meeting shall be the last valuation date in February in each year. Each Participant shall be sent a notice of the meeting of Participants.

MANAGEMENT

     GWL&A is managed by its Board of Directors, at least one third of whom are elected by its participating policyholders and the remainder of whom are elected by its shareholders. The operation of Variable Annuity Account A is subject to the direction and approval of a Variable Annuity Account Committee, in accordance with Rules and Regulations adopted by the Committee. Members of the Committee are elected by Participants at annual meetings. Such Members are elected for a one year term. A majority of the Members of the Committee must be persons who are not otherwise "interested persons" of GWL&A as that term is defined in the 1940 Act. Furthermore, a majority of the Members of the Committee must be citizens of the United States and a majority of such Members who are United States citizens must be resident in the United States.

A. Members and Officers of the Variable Annuity Account Committee

Name & Business Address  Position  Present Position and Principal
     Occupation During The Last Five Years

James Motz     Member    Senior Vice-President, Employee Benefits,
of GWL&A
8515 E. Orchard Road     (since 1991); Maxim Series Fund, Inc.
Director (since 1994)
Englewood, CO  80111

Rex Jennings   Member    President Emeritus, Denver Metro Chamber
of Commerce
12510 E. Evans Circle #C (since 1987); Maxim Series Fund, Inc.
Director (since 1992)
Aurora, CO  80014

Douglas L Wooden    Member    Senior Vice-President, Financial
Services of GWL&A
8515 E. Orchard Road     (since 1996); Senior Vice-President, Chief
Financial Officer
Englewood, CO  80111     of GWL&A (1991-1996); Maxim Series Fund,
Inc. Director
     (since 1996)

Sanford Zisman      Member    Attorney, Zisman & Ingraham, P.C.;
Suite 250 Maxim Series Fund, Inc. Director (since 1982)
3773 Cherry Creek Dr. N
Denver, CO  80209

Richard P. Koeppe, Ph.D. Member    Retired Superintendent, Denver
Public Schools;
8679 E. Kenyon Ave. Maxim Series Fund, Inc. Director (since 1987)
Englewood, CO  80017

Ruth B. Lurie  Secretary Vice-President, Counsel and Associate
Secretary (U.S.)
8515 E. Orchard Road     of GWL&A (since 1988)
Englewood, CO  80111

Glen Derback   Principal Vice President, Financial Control of GWL&A
8515 E. Orchard Road     Accounting     (since 1984).
Englewood, CO  80111          Officer


     Messrs. Motz and Wooden are considered to be "interested persons" of Great-West Life & Annuity Insurance Company and Variable Annuity Account A, as that term is defined in Section 2(a)(19) of the 1940 Act. Mr. Motz is Senior Vice-President Employee Benefits (U.S.) of GWL&A. Mr. Wooden is Senior Vice-President, Financial Services (U.S.) of GWL&A.

     Ms. Lurie and Mr. G.R. Derback are considered to be "affiliated persons" of Great-West Life & Annuity Insurance Company and Variable Annuity Account A, as that term is defined in Section 2(a)(3) of the 1940 Act. Ms. Lurie is Secretary to the Variable Annuity Account Committee and is Vice-President and Counsel of Great-West Life & Annuity Insurance Company. Mr. Derback is Principal Accounting Officer of Variable Annuity Account A and is Vice-President, Financial Control of Great-West Life & Annuity Insurance Company.

B. Directors and Officers of BenefitsCorp Equities, Inc.


Name Principal                Business Address
Position and Offices with Underwriter

Charles P. Nelson             8515 E. Orchard Road
President and Director
                              Englewood, Colorado 80111

Robert K. Shaw                8515 E. Orchard Road
Director
                              Englewood, Colorado 80111

Dennis Low                    8515 E. Orchard Road
Director
                              Englewood, Colorado 80111

Gregg E. Seller               8515 E. Orchard Road
Director and Vice President
Major Accounts                Englewood, Colorado 80111

John Brown                    8515 E. Orchard Road
Director
                              Englewood, Colorado 80111

Robert D. Bond                8515 E. Orchard Road
Director
                              Englewood, Colorado 80111

Doug L. Wooden                8515 E. Orchard Road
Director
                              Englewood, Colorado 80111

Jack Baker                    8515 E. Orchard Road
Vice President Licensing
and Contracts                 Englewood, Colorado 80111

Glen R. Derback               8515 E. Orchard Road
Treasurer
                              Englewood, Colorado 80111

Ruth B. Lurie                 8515 E. Orchard Road
Secretary
                              Englewood, Colorado 80111

Beverly A. Byrne              8515 E. Orchard Road
Assistant Secretary
                              Englewood, Colorado 80111

C. Compensation of Members of Variable Annuity Account Committee

     No officer or Member of the Committee and no officer or Director of GWL&A receives any compensation from Variable Annuity Account A. GWL&A pays all expenses relative to Variable Annuity Account A's operations, for which GWL&A deducts certain amounts. (see Paragraph 2 under "Charges and Experience Rating.") The Members of the Committee who are not active employees of GWL&A are not paid for their services rendered to Variable Annuity Account A.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

     The Variable Annuity Contracts were sold only in the United States by life insurance salesmen who represented Great-West and who were licensed by the state insurance departments, and by certain employees of Great-West. Effective April 16, 1984, however, Great-West ceased issuing new variable annuity contracts. Furthermore, effective May 1, 1987, Great-West ceased permitting new participants to be enrolled under existing variable annuity contracts, and with respect to any variable annuity contracts for which there were fewer than 25 participants, ceased accepting additional contributions. Effective May 1, 1989, GWL&A announced that it would not accept additional contributions on any variable annuity.

     Great-West was registered under the Securities Exchange Act of 1934 as a broker-dealer. It has been succeeded in its role as underwriter by BCE which is registered under the Securities Exchange Act of 1934 as a broker-dealer. All persons engaged in selling Variable Annuity Contracts were required to successfully complete a securities examination required by the Securities and Exchange Commission. Where state law required, such persons were also trained or registered as securities salesmen.

REGULATION

     As a life insurance company organized and operated under the laws of Colorado, GWL&A is subject to provisions governing such companies and to supervision and regulation by the Department of Insurance of Colorado. GWL&A must also comply with the laws of the states in which it is licensed to transact business.

     The laws of Colorado and of other states in which GWL&A is licensed to transact business provide for regulation and supervision of the variable annuity activities of life insurance companies. Included in such regulation are requirements relating to mandatory contract provisions, examination and approval of contract forms and the administration and maintenance of variable annuity accounts. Such state regulation does not involve any supervision or control over the investment policy of Variable Annuity Account A or the selection of investments thereof, except for verification that any such investments are permissible under applicable law.

     An annual statement in the form prescribed by the National Association of Insurance Commissioners ("N.A.I.C.") relating to GWL&A's assets, transactions and affairs with respect to its business for the preceding year must be filed by GWL&A with the State of Colorado and with each of the other states in which it does business on or before March 1 of each year. The books and records of GWL&A's business are subject to review and examination by the Colorado Insurance Department, and by the insurance departments of the other states in which it does business, at all times. At least once every three years, a full examination of GWL&A's operations is conducted, under the auspices of the N.A.I.C.

TRUSTEE FOR ASSETS OF VARIABLE ANNUITY ACCOUNT A

     The Bank of New York, 48 Wall Street, New York, NY 10015, is the trustee of the assets of Variable Annuity Account A under a written trust agreement complying with the requirements imposed by the insurance laws of various states in which GWL&A conducts business.

LEGAL PROCEEDINGS

     There are no material legal proceedings pending to which Variable Annuity Account A or GWL&A is a party.

LEGAL ADVICE

     Sutherland, Asbill & Brennan, L.L.P., 1275 Pennsylvania Avenue., N.W., Washington, D.C. 20004 has provided advice on certain matters relating to the federal securities laws. All matters of applicable state law pertaining to the Variable Annuity Contracts, including GWL&A's right to issue the Variable Annuity Contracts thereunder, have been passed upon by Ruth B. Lurie, Vice-President and Counsel.

INDEPENDENT AUDITORS

     The statement of assets and liabilities of the Great-West Variable Annuity Account A, including the statement of investments, as of December 31, 1996, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period ended December 31, 1996, and the consolidated financial statements of Great-West Life & Annuity at December 31, 1996, and 1995, and for each of the three years in the period ended December 31, 1996, included in this prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

OTHER VARIABLE ANNUITY CONTRACTS

     It is contemplated that other forms of group or individual variable annuity contracts of GWL&A may be sold in the future, providing benefits which vary in accordance with the net investment experience of Variable Annuity Account A.

TABLE OF PREMIUM TAXES

     State or local premium taxes, if any, may have been imposed at the time a purchase payment was made or, as is generally the case, at the Annuity Commencement Date. (see "Accumulation Period," paragraph 7, as to possible refunds of premium taxes.) For plans qualifying under Section 403(b) of the Code, such premium taxes in the states in which GWL&A does business are as follows:

Alabama
None
Kansas
None
North Carolina
None
Alaska
None
Kentucky
2.00%
North Dakota
None
Arizona
None
Louisiana
None
Ohio
None
Arkansas
None
Maine
None
Oklahoma
None
California
 .50%
Maryland
None
Oregon
None
Colorado
None
Massachusetts
None
Pennsylvania
None
Connecticut
None
Michigan
None
South Carolina
None
Delaware
None
Minnesota
None
South Dakota
None
District of Columbia
None
Mississippi
None
Tennessee
None
Florida
1.00%
Missouri
None
Texas
None
Georgia
None
Montana
None
Utah
None
Hawaii
None
Nebraska
None
Vermont
None
Idaho
None
Nevada
None
Virginia
None
Illinois
None
New Hampshire
None
Washington
None
Indiana
None
New Jersey
None
West Virginia
1.00%
Iowa
None
New Mexico
None
Wisconsin
None




Wyoming
None

NOTE: The foregoing rates are subject to amendment by legislative act and, in cases where the rates shown are different from those applicable to non-tax benefited contracts, the applicability of the stated rates may be subject to administrative interpretation.


APPENDIX

Computation of Accumulation Unit Value

     The following hypothetical example illustrates the computation of the Accumulation Unit value on each valuation date. (see
Paragraphs 3 and 4 under "Accumulation Period")

     Assume that the value of the assets of Variable Annuity Account A at the end of the valuation date of May 15th of some year was $5,000,000; that the value of an Accumulation Unit for such valuation date was $1.13500000; and that during the valuation period terminating at the end of the valuation date of May 16th the investment income was $1,000, the net realized capital gains were $6,000 and the net unrealized capital losses were $5,000. The gross investment rate for the valuation period would thus be equal to (a) $2,000 ($1,000, plus $6,000, less $5,000) divided by (b) $5,000,000 which produces .0400% (.00040000.) The net investment rate for the valuation period is determined by deducting .003285% (.00003285) from the gross investment rate, which results in a net investment rate of .036715% (.00036715.) The net investment factor for the valuation period would be determined as the net investment rate plus 1.00000000 or 1.00036715.

     The value of the Accumulation Unit for the valuation date of May 16th would be equal to the value for the preceding period
($1.13500000) multiplied by the net investments factor for the current period (1.00036715) which produces $1.13541672.

Computation of Annuity Unit Value

     The following hypothetical example illustrates the computation of the Annuity Unit value and the amount of the first and subsequent monthly annuity payments. (see Paragraphs 3 through 6 under "Annuity Period.")

     Assume that an employee at the Annuity Commencement Date has credited to his individual account 30,000 Accumulation Units, and that the value of an Accumulation Unit on the first valuation date in the month preceding the Annuity Commencement Date was $1.15000000, producing a total value of his individual account of $34,500. Assume also that the employee elects an option for which the table in the Variable Annuity Contract indicates the first monthly payment is $65.65 per $10,000 of value applied; the first monthly annuity payment would thus be 3.4500 multiplied by $65.65 or $226.49.

     Assume that the Annuity Unit value on the Annuity Commencement Date was $1.10000000. When this is divided into the first monthly payment, the number of Annuity Units represented by that payment is determined to be 205.900000. The value of this same number of Annuity Units will be paid in each subsequent month.

     Assume further that the Accumulation Unit value on the first valuation date in the month preceding the month in which the next annuity payment is due was $1.15600000. The annuity change factor for the month in which the next annuity payment is due will be the product obtained by multiplying (a) the ratio of $1.15600000 to $1.15000000 (the Accumulation Unit value on the first valuation date of the second preceding month, which was the Accumulation Unit value used to value the employee's individual account) by (b)
 .99713732 (the factor to neutralize the assumed rate of 3.5% per annum already taken into account in determining the number of Annuity Units as described above), producing an annuity change factor of 1.00233978. This is then multiplied by the Annuity Unit value for the preceding month ($1.10000000) to produce an Annuity Unit value of $1.10257376.

     The current monthly payment is then determined by multiplying the fixed number of Annuity Units by the current Annuity Unit value, or 205.900000 times $1.10257376, which produces a current monthly payment of $227.02.


Historical Record of Accumulation Units

     The following is an historical record of the values of an Accumulation Unit as of the last valuation date of each quarter to December 31, 1996.

Date
Value
Date
Value
Date
Value
January 3, 1969
$1.00000000
March 31, 1981
$1.34420316
June 30, 1993
$5.89355715
March 28, 1969
$1.07468400
June 30, 1981
$1.31151501
September 30, 1993
$6.20352631
June 27, 1969
$1.07583259
September 30, 1981
$1.21957549
December 31, 1993
$6.22231381
September 30, 1969
$1.04319336
December 31, 1981
$1.34034823
March 31, 1994
$6.07099873
December 31, 1969
$1.05956294
March 31, 1982
$1.22060069
June 30, 1994
$5.98373289
March 31, 1970
$1.05322327
June 30, 1982
$1.21747890
September 30, 1994
$6.21184797
June 30, 1970
$ .86337212
September 30, 1982
$1.32107048
December 31, 1994
$6.07070336
September 30, 1970
$ .98057690
December 31, 1982
$1.54829628
March 31, 1995
$6.43386353
December 31, 1970
$1.08416020
March 31, 1983
$1.72492408
June 30, 1995
$6.93539739
March 31, 1971
$1.28783953
June 30, 1983
$1.88999803
September 30, 1995
$7.34349110
June 30, 1971
$1.31417688
September 30, 1983
$1.85391985
December 31, 1995
$7.50058268
September 30, 1971
$1.34600160
December 31, 1983
$1.86959830
March 31, 1996
$7.97167430
December 31, 1971
$1.40624309
March 31, 1984
$1.77987261
June 30, 1996
$8.16277408
March 31, 1972
$1.50937876
June 30, 1984
$1.74123169
September 30, 1996
$8.36088935
June 30, 1972
$1.46441659
September 30, 1984
$1.89436321
December 31, 1996
$8.76699327
September 29, 1972
$1.41141921
December 31, 1984
$1.94021457


December 31, 1972
$1.43641768
March 31, 1985
$2.11639231
These historical accumulation units

March 30, 1973
$1.14518173
June 30, 1985
$2.31593116
are unaudited

June 29, 1973
$ .94975920
September 30, 1985
$2.17502453


September 28, 1973
$1.12752636
December 31, 1985
$2.50415588


December 31, 1973
$ .98798465
March 31, 1986
$2.92575544


March 29, 1974
$ .92504974
June 30, 1986
$3.12894373


June 28, 1974
$ .84636772
September 30, 1986
$2.79849885


September 30, 1974
$ .69582357
December 31, 1986
$2.50415588


December 31, 1974
$ .76438983
March 31, 1987
$3.45357315


March 31, 1975
$ .85484991
June 30, 1987
$3.47692861


June 30, 1975
$ .94523691
September 30, 1987
$3.58107036


September 30, 1975
$ .86720026
December 31, 1987
$2.90927633


December 31, 1975
$ .89703274
March 31, 1988
$3.03211290


March 31, 1976
$1.02654318
June 30, 1988
$3.14170371


June 30, 1976
$1.04254066
September 30, 1988
$3.19555027


September 30, 1976
$1.02175714
December 31, 1988
$3.24632490


December 31, 1976
$1.06312535
March 31, 1989
$3.40048089


March 31, 1977
$ .96668709
June 30, 1989
$3.66057985


June 30, 1977
$ .97779837
September 30, 1989
$4.03595925


September 30, 1977
$ .91543186
December 31, 1989
$4.16667314


December 31, 1977
$ .91330430
March 31, 1990
$4.10420565


March 31, 1978
$ .88025820
June 30, 1990
$4.40575331


June 30, 1978
$ .94981303
September 30, 1990
$3.95067300


September 30, 1978
$1.02175412
December 31, 1990
$4.09586804


December 31, 1978
$ .94566769
March 31, 1991
$4.67731834


March 31, 1979
$1.03700469
June 30, 1991
$4.46997251


June 30, 1979
$1.03384794
September 30, 1991
$4.70629835


September 30, 1979
$1.07966980
December 31, 1991
$5.17489662


December 31, 1979
$1.09861144
March 31, 1992
$5.00089395


March 31, 1980
$1.02778990
June 30, 1992
$4.90045709


June 30, 1980
$1.15888482
September 30, 1992
$4.94334533


September 30, 1980
$1.24125856
December 31, 1992
$5.39680799


December 31, 1980
$1.34937658
March 31, 1993
$5.68645911



FINANCIAL STATEMENTS OF VARIABLE ANNUITY ACCOUNT A

The following audited financial statements of Variable Annuity Account A cover the financial position as of December 31, 1996, the results of operations for the year ended December 31, 1996, and the changes in net assets for each of the years ended December 31, 1995, and 1996 and financial highlights for each of the five years in the period ended December 31, 1996.











GREAT-WEST VARIABLE ANNUITY ACCOUNT A



                         GREAT-WEST VARIABLE ANNUITY ACCOUNT A

                         Financial Statements for the Years Ended
                         December 31,
                         1996 and 1995 and Independent Auditors'
                         Report

INDEPENDENT AUDITORS' REPORT



To the Variable Annuity Account Committee and the Participants of Great-West Variable Annuity Account A:


We have audited the accompanying statement of assets and liabilities of the
Great-West Variable Annuity Account A, including the schedule of investments, as of December 31, 1996, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period ended December 31, 1996. These financial statements and financial highlights are the responsibility of Variable Annuity Account A's management.
Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of
December 31, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Great-West
Variable Annuity Account A at December 31, 1996, and the results of its operations, the changes in its net assets and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.





January 31, 1997

GREAT-WEST VARIABLE ANNUITY ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996
-----------------------------------------------------------------
--------------------------------------------------



Assets:

Investments, at value:
  Common stock (cost - $5,551,383) ..............................
   $7,149,008
  Short-term investment (cost - $497,866) .......................
      497,866
Investment income due and accrued ...............................
        6,921
Cash ............................................................
       94,116

   ----------

     Total Assets ...............................................
    7,747,911



Liabilities:

Due to Great-West Life & Annuity Insurance Company ..............
        2,793
 Contract benefits payable ......................................
        5,257

   ----------

     Total Liabilities ..........................................
        8,050

   ----------

Net Assets ......................................................
   $7,739,861

   ==========

Net Assets Represented By  (Units at 8.7670)

Accumulation units - 819,044 ....................................
   $7,180,553
Reserves for annuities in course of payment - 2,850 units .......
      559,308

   ----------

Net Assets ......................................................
   $7,739,861

   ==========









See notes to financial statements.

GREAT-WEST VARIABLE ANNUITY ACCOUNT A

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1996
-----------------------------------------------------------------
--------------------------------------------------



Investment Income:

  Dividends ....................................................
   $   85,801
  Interest .....................................................
       46,351

   ----------

      132,152
Expenses:

  Administration ...............................................
       20,791
  Mortality risks ..............................................
       27,814
  Investment management and advisory services ..................
       33,525
  Expense risks ................................................
        4,944

   ----------

       87,074

   ----------
Net Investment Income ..........................................
       45,078

   ----------



Realized and Unrealized Gain on Investments:

Net realized gain on investments ...............................
      754,021
Net change in unrealized appreciation on investments ...........
      289,358

   ----------

Net Realized and Unrealized Gain on Investments ................
    1,043,379

   ----------

Net Increase in Net Assets Resulting from Operations ...........
   $1,088,457

   ==========












See notes to financial statements.

GREAT-WEST VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 1996 AND 1995
-----------------------------------------------------------------
--------------------------------------------------



From Operations: ...............................           1996
        1995
                                                    -----------
 -----------

Net investment income ..........................    $    45,078
 $    93,115
Net realized gains .............................        754,021
     855,627
Net change in unrealized appreciation ..........        289,358
     568,994
                                                    -----------
 -----------

    Increase in net assets resulting
        from operations ........................      1,088,457
   1,517,736

From Unit Share Transactions:

Surrenders .....................................       (199,158)
    (299,498)
Annuity payments ...............................       (107,722)
    (107,786)
Death payments .................................        (41,699)
    (204,673)
Transfer in respect of mortality guarantees ....          9,843
       7,418
                                                    -----------
 -----------
   Decrease in net assets derived from unit
   share transactions ..........................       (338,736)
    (604,539)
                                                    -----------
 -----------
Net increase in net assets .....................        749,721
     913,197



Net Assets:

Beginning of period ............................      6,990,140
   6,076,943
                                                    -----------
 -----------

 ===========
End of period ..................................    $ 7,739,861
 $ 6,990,140
                                                    ===========
 ===========











See notes to financial statements.

GREAT-WEST VARIABLE ANNUITY ACCOUNT A

FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------
--------------------------------------------------

Selected data for an accumulation unit for years ended December 31, 1996, 1995 1994, 1993, and 1992, were as follows:


Years Ended December 31,

-----------------------------------------------------------------
--------
                                                 1996
1995          1994           1993          1992
                                             --------------
------------  ------------   ------------  ------------
Unit Value, Beginning of Period            $     7.501     $
6.070   $     6.245   $      5.397   $     5.175
Income From Investment Operations:
Net investment income                             .053
 .089          .073           .048          .052
Net gains (losses) on investments
   (realized and unrealized)                     1.213
1.342         (.248)          .800          .170
                                             --------------
------------  ------------   ------------  ------------

Total From Investment
   Operations (Note A)                           1.266
1.431         (.175)          .848          .222
                                             --------------
------------  ------------   ------------  ------------

Unit Value, End of Period                  $     8.767     $
7.501   $     6.070   $      6.245   $     5.397
                                             ==============
============  ============   ============  ============

Total Return                                    15.90%
23.56%        (2.80)%        15.71%         4.29%

Net Assets, End of Period                  $  7,739,861    $
6,990,140  $  6,076,943  $   7,235,935  $ 6,825,451

Average broker commission paid
   per share bought or sold                $     0.0692

Ratio of Expenses to Average
   Net Assets                                    1.25%
1.18%         1.24%          1.19%         1.21%

Ratio of Net Investment Income
   to Average Net Assets                         1.89%
2.49%         2.42%          2.02%         2.23%

Portfolio Turnover Rate                          64.4%
62.2%         30.2%          23.4%         44.5%


Note A - Net investment income and realized and unrealized gains (losses) are reflected in the value of the accumulation units. Dividends are not declared from income and capital gains are not distributed.

GREAT-WEST VARIABLE ANNUITY ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 1996 AND 1995
-----------------------------------------------------------------
--------------------------------------------------

NOTE 1 - HISTORY

Great-West Variable Annuity Account A (Variable Annuity Account A)
is a separate
and distinct  investment  fund  established  by The  Great-West
Life  Assurance
Company  (Great-West Life). On December 31, 1991, Variable Annuity
Account A was
transferred to and the variable  annuity  contracts were reinsured by Great-West
Life  &  Annuity  Insurance  Company  (GWL&A),  a  wholly-owned subsidiary  of
Great-West  Life.  Variable  Annuity  Account  A is  registered  as an  open-end
diversified  management  investment  company under the Investment
Company Act of
1940, and the registration under the Securities Act of 1933 of the group variable annuity contracts funded by Variable Annuity Account A became effective on November 27, 1968. Purchase payments were first placed in Variable Annuity
Account A on January 3, 1969.

Effective April 16, 1984,  Great-West  Life ceased issuing new variable  annuity
contracts.   Effective  May  1,  1987,  Great-West  Life  has  not
allowed  new
participants to be enrolled under existing variable annuity contracts and, effective May 1, 1989, no additional contributions under existing variable annuity contracts are being accepted.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The  cost  of   securities   sold  is   determined  on  the  basis
of  specific
identification.

Securities traded on national exchanges are valued daily at the closing price of the securities on these exchanges, and securities traded on over-the-counter markets are valued daily at the average between bid and asked prices. Short-term securities are valued at amortized cost which approximates market value.
Security transactions are recorded at the earlier of trade date or the date a commitment is made to buy or sell the related investment.

Dividend income is accrued as of the ex-dividend date and interest income is recorded daily.

NOTE 3 - CHARGES UNDER THE CONTRACTS

GWL&A provides administrative, investment management, and advisory services to
Variable Annuity Account A and has assumed mortality and expense risks of the contracts. A daily deduction of .003285% (an effective annual rate of 1.2064%)
is made from the gross investment income of Variable Annuity Account A. This deduction, expressed on an annual basis, is broken down as follows: .2857% for administrative expenses, .3863% for mortality risks, .0688% for expense risks, and .4656% for investment management and advisory services. Effective November
1,  1996 a  wholly-owned  subsidiary  of  Great-West  Life &
Annuity  Insurance
Company, GW Capital Management, Inc., serves as investment advisor.

-----------------------------------------------------------------
--------------------------------------------------


NOTE 4 - INVESTMENTS

The aggregate purchases of investments and the aggregate proceeds from sales of investments were (excluding short-term securities) as follows:


     1996              1995

 --------------     ------------
Common Stock
  Purchases                                                      $
    4,215,625   $    4,018,419
  Proceeds from sales
     4,398,958        4,643,628

NOTE 5 - FEDERAL INCOME TAXES

The Variable Annuity Account A investment income is applied to increase accumulation unit values. Under existing federal income tax law, Variable
Annuity Account A investment income is not taxed to the extent that it is applied to increase accumulation unit values. GWL&A reserves the right to charge the Variable Annuity Account A if such taxes are imposed in the future.

NOTE 6 - ACCUMULATION UNITS

A summary of the transactions in accumulation units follows:


    1996             1995

 ------------     ------------
Outstanding - January 1
     848,519          904,823
  Redeemed during the year
    Surrender
    (24,386)         (24,716)
    Death
     (5,089)         (31,588)

 ------------     ------------

 ------------     ------------

    (29,475)         (56,304)

 ------------     ------------

 ============     ============
Outstanding - December 31
     819,044          848,519

 ============     ============


Net investment income and realized and unrealized gains are reflected in the value of the accumulation units. Dividends are not declared from income and gains are not distributed.

-----------------------------------------------------------------
--------------------------------------------------

NOTE 7 - ACCUMULATION UNIT VALUES - (Unaudited)

                                        ACCUMULATION
                              ACCUMULATION
       VALUATION DATE                    UNIT VALUE
 VALUATION DATE                UNIT VALUE
-----------------------------    ---------------------------
--------------------------    ----------------------
January 3, 1969               $          1.00000000
September 30, 1980            $          1.24125856
March 28, 1969                $          1.07468400
December 31, 1980             $          1.34937658
June 27, 1969                 $          1.07583259
March 31, 1981                $          1.34420316
September 30, 1969            $          1.04319336
June 30, 1981                 $          1.31151501
December 31, 1969             $          1.05956294
September 30, 1981         $        1.21957549
March 31, 1970                $          1.05322327
December 31, 1981          $        1.34034823
June 30, 1970                 $           .86337212
March 31, 1982             $        1.22060069
September 30, 1970            $           .98057690
June 30, 1982              $        1.21747890
December 31, 1970             $          1.08416020
September 30, 1982         $        1.32107048
March 31, 1971                $          1.28783953
December 31, 1982          $        1.54829628
June 30, 1971                 $          1.31417688
March 31, 1983             $        1.72492408
September 30, 1971            $          1.34600160
June 30, 1983              $        1.88999803
December 31, 1971             $          1.40624309
September 30, 1983         $        1.85391985
March 31, 1972                $          1.50937876
December 31, 1983          $        1.86959830
June 30, 1972                 $          1.46441659
March 31, 1984             $        1.77987261
September 29, 1972            $          1.41141921
June 30, 1984              $        1.74123169
December 31, 1972             $          1.43641768
September 30, 1984         $        1.89436321
March 30, 1973                $          1.14518173
December 31, 1984          $        1.94021457
June 29, 1973                 $           .94975920
March 31, 1985             $        2.11639231
September 28, 1973            $          1.12752636
June 30, 1985              $        2.31593116
December 31, 1973             $           .98798465
September 30, 1985         $        2.17502453
March 29, 1974                $           .92504974
December 31, 1985          $        2.50415588
June 28, 1974                 $           .84636772
March 31, 1986             $        2.92575544
September 30, 1974            $           .69582357
June 30, 1986              $        3.12894373
December 31, 1974             $           .76438983
September 30, 1986         $        2.79849885
March 31, 1975                $           .85484991
December 31, 1986          $        2.92996949
June 30, 1975                 $           .94523691
March 31, 1987             $        3.45357315
September 30, 1975            $           .86720026
June 30, 1987              $        3.47692861
December 31, 1975             $           .89703274
September 30, 1987         $        3.58107036
March 31, 1976                $          1.02654318
December 31, 1987          $        2.90927633
June 30, 1976                 $          1.04254066
March 31, 1988             $        3.03211290
September 30, 1976            $          1.02175714
June 30, 1988              $        3.14170371
December 31, 1976             $          1.06312535
September 30, 1988         $        3.19555027
March 31, 1977                $           .96668709
December 31, 1988          $        3.24632490
June 30, 1977                 $           .97779837
March 31, 1989             $        3.40048089
September 30, 1977            $           .91543186
June 30, 1989              $        3.66057985
December 31, 1977             $           .91330430
September 30, 1989         $        4.03595925
March 31, 1978                $           .88025820
December 31, 1989          $        4.16667314
June 30, 1978                 $           .94981303
March 31, 1990             $        4.10420565
September 30, 1978            $          1.02175412
June 30, 1990              $        4.40575331
December 31, 1978             $           .94566769
September 30, 1990         $        3.95067300
March 31, 1979                $          1.03700469
December 31, 1990          $        4.09586804
June 30, 1979                 $          1.03384794
March 31, 1991             $        4.67731834
September 30, 1979            $          1.07966980
June 30, 1991              $        4.46997251
December 31, 1979             $          1.09861144
September 30, 1991         $        4.70629835
March 31, 1980                $          1.02778990
December 31, 1991          $        5.17489662
June 30, 1980                 $          1.15888482

ACCUMULATION UNIT VALUES - (Unaudited) - Concluded

                                        ACCUMULATION
       VALUATION DATE                    UNIT VALUE
-----------------------------    ---------------------------
March 31, 1992                $          5.00089395
June 30, 1992                 $          4.90045709
September 30, 1992            $          4.94334533
December 31, 1992             $          5.39680799
March 31, 1993                $          5.70268053
June 30, 1993                 $          5.91443136
September 30, 1993            $          6.20352631
December 31, 1993             $          6.24551098
March 31, 1994                $          6.07099873
June 30, 1994                 $          5.98373289
September 30, 1994            $          6.21184797
December 31, 1994             $          6.07070336
March 31, 1995                $          6.43386353
June 30, 1995                 $          6.93539739
September 30, 1995            $          7.34349110
December 31, 1995             $          7.50058268
March 31, 1996                $          7.97167430
June 30, 1996                 $          8.16277408
September 30, 1996            $          8.36088935
December 31, 1996             $          8.76699327

PART II

OTHER INFORMATION

Item 1.  Financial Statements and Exhibits

(a)  Financial Statements:

Financial Statements of Great-West Variable Annuity Account A are contained in the prospectus.

(b)  Exhibits:

Exhibit Numbers 1,2,4,5,6,8,10 and 11 are set forth in previous Post-Effective Amendments filed with the Commission (Registration No. 2-29033), in particular: Amendment No. 1 filed November 5, 1968; Amendment No. 2 filed June 3, 1969; and Amendment No. 3 filed March 9, 1970; which are incorporated by reference herein.

Exhibit Numbers 3,7,9,12,13,14 and 15 are not applicable to the Registrant.

Exhibit Number 16:  Financial Data Schedule is filed herewith.

Item 2.  Persons Controlled by or under Common Control by the
Registrant.

     The Registrant is subject to the direction and approval of the Variable Annuity Account A Committee. GW Capital Management, Inc. a Colorado corporation, is the investment adviser of the Registrant. GW Capital Management, Inc. is a wholly owned subsidiary of Great-West Life & Annuity Insurance Company, a
Colorado life insurance corporation.

Item 3.  Number of Holders of Securities

     As of January 31, 1997, the Registrant had the following number of record holders of each class of securities:

Title of Class                     Number of Record Holders

Active Participants                167
Vested Participants                  42
Total Participants                      209

Item 4.  Indemnification

     Provisions exist under the Colorado General Corporation Code and the Bylaws of Great-West Life & Annuity Insurance Company whereby Great-West Life & Annuity Insurance Company may indemnify a director, officer, or controlling person of Great-West Life & Annuity Insurance Company against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:


Colorado General Corporation Code

Section 7-3-101.5 - INDEMNIFICATION OF CORPORATE OFFICERS,
EMPLOYEES AND AGENTS.

(1)  As used in this section:

(a) "Corporation" includes any domestic or foreign predecessor entity of the corporation in a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.

(b) "Director" means an individual who is or was a director of a corporation and an individual who, while a director of a corporation, is or was serving at the corporations' request as a director, officer, partner, trustee, employee, or agent of any other foreign or domestic corporation or any partnership, joint venture, trust, other enterprise, or employee benefit plan. A director shall be considered to be serving an employee benefit plan at the corporation's request if his duties to the corporation also impose duties which otherwise involve services by him to the plan, or to participants in, or to beneficiaries of the plan.

(c)  "Expenses" include attorney fees.

(d) "Liability" means the obligation to pay a judgment, settlement, penalty, fine (including an excise tax assessed with respect to an employee benefit plan, or reasonable expense incurred with respect to a proceeding).

(e) "Official capacity", when used with respect to a director, means the office of director in the corporation, and, when used with respect to an individual other than a director, means the office in the corporation held by the officer or the employment or agency relationship undertaken by the employee or agent on behalf of the corporation. "Official capacity" does not include service for any other foreign or domestic corporation or for any partnership, joint venture, trust, other enterprise, or employee benefit plan.

(f) "Party" includes an individual who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

(g) "Proceeding means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative and whether formal or informal.

(2)  (a)  Except as provided in paragraph (d) of this subsection
(2), a corporation may indemnify against liability incurred in any proceeding an individual made a party to the proceeding because he is or was a director if:

(I)  He conducted himself in good faith;
(II) He reasonably believed:
(A) In the case of conduct in his official capacity with the corporation, that his conduct was in the corporation's best interests; or
(B) In all other cases, that his conduct was at least not opposed to the corporation's best interests; and
(III) In the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful.

(b) A director's conduct with respect to any employee benefit plan for a purpose he reasonably believed to be in the interest of the participants in or beneficiaries of the plan is conduct that satisfies the requirements of sub-subparagraph (B) of subparagraph
(II) of paragraph (a) of this subsection (2). A director's conduct with respect to an employee benefit plan for a purpose that he did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of subparagraph (I) of paragraph (a) of this subsection (2).

(c) The termination of any proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, is not of itself determinative that the individual did not meet the standard of conduct set forth in paragraph (a) of this subsection (2).

(d) A corporation may not indemnify a director under this subsection (2) either:

(I) In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or
(II) In connection with any proceeding charging improper personal benefit to the director, whether or not involving action in his official capacity, in which he was adjudged liable on the basis that person benefit was improperly received by him.

(e) Indemnification permitted under this subsection (2) in connection with a proceeding by or in the right of a corporation is limited to reasonable expenses incurred in connection with the proceeding.

(3) Unless limited by the articles of incorporation, a corporation shall be required to indemnify a person who is or was a director of the corporation and who was wholly successful, on the merits or otherwise, in defense of any proceeding to which he was a party, against reasonable expenses incurred by him in connection with the proceeding.

(4) Unless limited by the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction. On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner:

(a) If it determines the director is entitled to mandatory indemnification under subsection (3) of this section, the court shall order indemnification, in which case the court shall also order the corporation to pay the director's reasonable expenses incurred to obtain court-ordered indemnification.

(b) If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances described in paragraph (d) of subsection (2) of this section, the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described in paragraph (d) of subsection (2) of this section is limited to reasonable expenses incurred.

(5) (a) A corporation may not indemnify a director under subsection (2) of this section unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because he has met the standard of conduct set forth in paragraph (a) of said subsection.

(b) The determination required to be made by paragraph (a) of this subsection (5) shall be made:

(I) By the board of directors by a majority vote of a quorum, which quorum shall consist of directors not parties to the proceeding; or
(II) If a quorum cannot be obtained, by a majority vote of a committee of the board designated by the board, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.

(c) If the quorum cannot be obtained or the committee cannot be established under paragraph (b) of this subsection (5), or even if a quorum is obtained or a committee designated if such quorum or committee so directs, the determination required to be made by paragraph (a) of this subsection (5) shall be made:


(I) By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in subparagraph (I) or (II) of paragraph (b) of this subsection (5) or, if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board; or
(II) By the shareholders.

(d) Authorization of indemnification and evaluation as to reasonableness of expenses shall be made in the same manner as the determination that indemnification is permissible; except that, if the determination that indemnification is permissible is made by independent legal counsel, authorization of indemnification and evaluation as to reasonableness of expenses shall be made by the body that selected said counsel.

(6) (a) A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of the final disposition of the proceeding if:

(I) The director furnishes the corporation a written affirmation of his good-faith belief that he has met the standard of conduct described in subparagraph (I) of paragraph (a) of subsection (2) of this section;
(II) The director furnishes the corporation a written undertaking, executed personally or on his behalf, to repay the advance if it is determined that he did not meet such standard of conduct; and
(III) A determination is made that the facts then known to those making the determination would not preclude indemnification under this subsection (6).

(b) The undertaking required by subparagraph (II) of paragraph (a) of this subsection (6) shall be an unlimited general obligation of the director, but need not be secured and may be accepted without reference to financial ability to make repayment.

(7) (a) A provision concerning a corporations' indemnification of or advances for expenses to directors contained in its articles of incorporation, bylaws, a resolution of its shareholders or directors, or in a contract, except for insurance policies, shall be valid only if and to the extent the provision is consistent with this section and, if indemnification is limited by the articles of incorporation, is consistent with said articles.

(b) This subsection (7) shall not limit a corporation's power to pay or reimburse expenses incurred by a director in connection with his appearance as a witness in a proceeding at a time when he has not been made a named defendant or respondent in the proceeding.

(8)  Unless limited by the articles of incorporation:

(a) An officer of the corporation who is not a director is entitled to mandatory indemnification pursuant to subsection (3) of this section and is entitled to apply for court-ordered indemnification pursuant to subsection (4) in each case to the same extent as a director;

(b) A corporation may indemnify and advance expenses pursuant to subsection (6) of this section to an officer, employee, or agent of the corporation who is not a director to the same extent as a director; and

(c) A corporation may indemnify and advance expenses to an officer, employee, or agent of the corporation who is not a director to a greater extent if consistent with law and if provided for by its articles of incorporation, bylaws, resolution of its shareholders or directors, or in a contract.

(9) A corporation may purchase and maintain insurance on behalf of an individual who is or was a director, officer, employee, fiduciary, or agent of the corporation and who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee fiduciary, or agent of any other foreign or domestic corporation or of any partnership, joint venture, trust, other enterprise, or employee benefit plan against any liability asserted against or incurred by him in any such capacity or arising out of this status as such, whether or not the corporation would have the power to indemnify him against such liability under the provisions of this section.

(10) Any indemnification of or advance of expenses to a director in accordance with this section, if arising out of a proceeding by or on behalf of the corporation, shall be reported in writing to the shareholders with or before the notice of the next shareholders' meeting.

Bylaws of Great-West Life & Annuity Insurance Company

Article II, Section 11.  Indemnification of Directors.

     The corporation may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the corporation to the extent permitted by applicable, law, any Director, Officer, or employee of the corporation of any member or officer of any Committee, and his heirs, executors, and administrators, from and against all claims, liabilities, costs, charges, and expenses whatsoever that any such Director, Officer, employee, or any such member or officer sustains or incurs in or about any action, suit, or proceeding that is brought, commenced, or prosecuted against him for or in respect of any act, deed, matter, or thing whatsoever, made, done, or permitted by him in or about the execution of the duties of this office or employment with the corporation, in or about the execution of this duties as a Director, or Officer of another company which he so serves at the request and on behalf of the corporation, or in or about the execution of this duties as a member or officer of any such Committee, and all other claims, liabilities, costs, charges, and expenses that he sustains or incurs, in or about or in relation to any such duties or the affairs of the corporation, the affairs of such other company which he so serves or the affairs of such Committee, except such claims, liabilities, costs, charges, or expenses as are occasioned by his own willful neglect or default. The corporation may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the corporation to the extent permitted by applicable law, any Director, Officer, or employee of any subsidiary corporation of the corporation on the same basis and within the same constraints as described in the preceding sentence.

Item 5.  Business and Other Connections of Investment Adviser

     GW Capital Management Inc. (the "Adviser") is a Colorado corporation. Its principal business is the provision of investment advice to open-end management investment companies.

     The Adviser serves as the Investment Adviser to the Registrant. Reference is made to the Adviser's Form ADV
(particularly Schedule F), effective June 28, 1996 (as amended), on file with the Commission (File No. 801-52309), for a fuller description of the Adviser's business and other connections.

     Substantial business and other connections of the Directors and Officers of the Adviser other than with the Registrant are set forth in the Adviser's Form ADV (particularly the Schedule D's) effective June 28, 1996 (as amended), on file with the Commission (File No. 801-52309), which is incorporated by reference herein.

Item 6.   Principal Underwriters

     (a)  None
     (b)  See Part I
     (c)  None

Item 7.   Location of Accounts and Records

     Registrant maintains the records required to be maintained by it under Section 31 (a), and the Rules promulgated thereunder, of the Investment Company Act of 1940, at the principle office of Great-West Life & Annuity Insurance Company, 8515 E. Orchard Road, Englewood, Colorado 80111.

Item 8.   Management Services

     None

Item 9.   Distribution Expenses

     Not Applicable.

Item 10. Undertakings

     Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) policies, and that paragraphs number
(1) through (4) of that letter will be complied with.

     GWL&A represents that the fees and charges deducted under the Contracts, in aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by the GWL&A.

Consents:

     Consents of Messrs. Sutherland, Asbill & Brennan, L.L.P.,
Deloitte & Touche LLP, and Ms. Ruth B. Lurie of Great-West Life &
Annuity Insurance Company , to the use of their names in the Prospectus to be filed herewith.






SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Englewood, Colorado on the 21stday of April, 1997.

                          GREAT-WEST VARIABLE ANNUITY ACCOUNT A



                          By:_/s/ J.D. Motz
                         J.D. Motz
                         Chairman of the Committee









                                   April 18, 1997




Great-West Life & Annuity Insurance Company and
The Variable Annuity Account Committee of
Great-West Variable Annuity Account A
8515 East Orchard Road
Englewood, Colorado  80111

Dear Gentlemen:

     I hereby consent to the use of my name under the caption "Legal Opinions" in the prospectus contained in Post-Effective Amendment No. 22 to the registration statement under the Investment Company Act of 1940 Form N-1 (Sec. File No. 811-1737) to be filed by Great-West Variable Annuity Account A with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940 and amendments thereto.




                                   Sincerely,

                                   /s/ Ruth B. Lurie

                                   Ruth B. Lurie
                                   Vice President, Counsel
                                   and Associate Secretary









                                   April 21, 1997



Great-West Life & Annuity
Insurance Company
8515 E. Orchard Road
Englewood, CO 80111


Re:  Great-West Variable Annuity Account A
     File No. 811-1737


Gentlemen:

     We hereby consent to the reference to our name under the caption "Legal Matters" in the Prospectus filed as part of Post Effective Amendment No. 22 to the Form N-1 Registration Statement for the Variable Annuity Account A. In giving this consent, we do not admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933.

                              Very truly yours,

                              SUTHERLAND, ASBILL & BRENNAN, L.L.P.

                              By:_/s/ Kimberly J. Smith
                              Kimberly J. Smith













INDEPENDENT AUDITOR'S CONSENT


We consent to the use in this Amendment No. 22 to Registration Statement No. 811-1737 on Form N-1 of Great-West Variable Annuity Account A of our report on Great-West Variable Annuity Account A dated January 31, 1997, and to the reference to us under the heading "Independent Auditors" appearing in the prospectus, which is a part of such Registration Statement.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Denver, Colorado
April 16, 1997



Exhibit (16)

Financial Data Schedule



II-1